UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-07175

Name of Registrant:	Vanguard Tax-Managed Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31, 2007

Date of reporting period:	March 31, 2008

Item 1:	Schedule of Investments

Vanguard Tax-Managed Growth & Income Fund
Schedule of Investments
March 31, 2008

	Shares	Market Value ($000)

Common Stocks (100.0%)

Consumer Discretionary (8.6%)
McDonald's Corp.	300,975	16,785
The Walt Disney Co.	492,112	15,442
Comcast Corp. Class A	782,192	15,128
Time Warner, Inc.	934,671	13,104
Home Depot, Inc.	441,052	12,336
News Corp., Class A	601,144	11,271
Target Corp.	214,236	10,857
Lowe's Cos., Inc.	382,188	8,767
NIKE, Inc. Class B	100,272	6,818
* Viacom Inc. Class B	165,836	6,570
* Amazon.com, Inc.	80,821	5,763
Johnson Controls, Inc.	155,527	5,257
Yum! Brands, Inc.	124,460	4,631
Carnival Corp.	114,367	4,630
* DIRECTV Group, Inc.	186,700	4,628
Staples, Inc.	183,140	4,049
CBS Corp.	176,128	3,889
Best Buy Co., Inc.	92,318	3,828
Clear Channel Communications, Inc.	130,368	3,809
TJX Cos., Inc.	113,768	3,762
Omnicom Group Inc.	83,922	3,708
* Kohl's Corp.	81,471	3,494
* Starbucks Corp.	190,041	3,326
* Ford Motor Co.	577,794	3,305
International Game Technology	81,878	3,292
The McGraw-Hill Cos., Inc.	84,479	3,121
Fortune Brands, Inc.	40,420	2,809
General Motors Corp.	147,316	2,806
* Coach, Inc.	92,109	2,777
Marriott International, Inc. Class A	78,776	2,707
Macy's Inc.	112,654	2,598
Starwood Hotels & Resorts Worldwide, Inc.	49,208	2,547
The Gap, Inc.	119,010	2,342
Harley-Davidson, Inc.	62,327	2,337
* GameStop Corp. Class A	42,141	2,179
J.C. Penney Co., Inc. (Holding Co.)	57,675	2,175
* Bed Bath & Beyond, Inc.	68,914	2,033
* Sears Holdings Corp.	18,888	1,928
Mattel, Inc.	94,816	1,887
VF Corp.	22,902	1,775
H & R Block, Inc.	84,698	1,758
Gannett Co., Inc.	60,425	1,755
Genuine Parts Co.	43,118	1,734
Whirlpool Corp.	19,692	1,709
Newell Rubbermaid, Inc.	72,709	1,663
Abercrombie & Fitch Co.	22,308	1,632
* The Goodyear Tire & Rubber Co.	62,443	1,611
* Apollo Group, Inc. Class A	35,485	1,533
Nordstrom, Inc.	46,836	1,527
Tiffany & Co.	33,083	1,384
Limited Brands, Inc.	80,868	1,383
Sherwin-Williams Co.	26,634	1,359
Eastman Kodak Co.	75,016	1,326
* AutoZone Inc.	11,182	1,273
Darden Restaurants Inc.	36,811	1,198
* Expedia, Inc.	54,226	1,187
D. R. Horton, Inc.	72,415	1,141
Black & Decker Corp.	15,886	1,050
Hasbro, Inc.	37,205	1,038
* Interpublic Group of Cos., Inc.	123,189	1,036
Washington Post Co. Class B	1,508	998
E.W. Scripps Co. Class A	23,361	981
* IAC/InterActiveCorp	47,195	980
The Stanley Works	20,466	975
Wyndham Worldwide Corp.	46,496	962
Polo Ralph Lauren Corp.	15,235	888
Pulte Homes, Inc.	55,624	809
* Office Depot, Inc.	71,497	790
Centex Corp.	31,506	763
Snap-On Inc.	14,967	761
Family Dollar Stores, Inc.	36,776	717
New York Times Co. Class A	37,502	708
Harman International Industries, Inc.	15,681	683
Lennar Corp. Class A	36,169	680
Leggett & Platt, Inc.	44,481	678
RadioShack Corp.	33,756	549
* AutoNation, Inc.	35,749	535
Wendy's International, Inc.	22,811	526
* Big Lots Inc.	23,352	521
KB Home	20,222	500
Liz Claiborne, Inc.	25,738	467
Meredith Corp.	9,925	380
OfficeMax, Inc.	19,830	380
Brunswick Corp.	22,566	360
Jones Apparel Group, Inc.	22,440	301
Dillard's Inc.	14,706	253
Comcast Corp. Special Class A	4,732	90
* Viacom Inc. Class A	1,900	75
CBS Corp. Class A	1,900	42
Circuit City Stores, Inc.	9,639	38
News Corp., Class B	200	4

		260,161

Consumer Staples (11.1%)
The Procter & Gamble Co.	804,251	56,354
Wal-Mart Stores, Inc.	617,484	32,529
The Coca-Cola Co.	522,317	31,793
PepsiCo, Inc.	418,634	30,225
Philip Morris International Inc.	550,975	27,868
CVS/Caremark Corp.	374,139	15,156
Kraft Foods Inc.	400,708	12,426
Altria Group, Inc.	550,975	12,232
Colgate-Palmolive Co.	133,148	10,374
Walgreen Co.	259,094	9,869
Anheuser-Busch Cos., Inc.	187,217	8,883
Costco Wholesale Corp.	113,602	7,381
Kimberly-Clark Corp.	110,002	7,101
Archer-Daniels-Midland Co.	168,514	6,936
General Mills, Inc.	87,755	5,255
Sysco Corp.	158,055	4,587
The Kroger Co.	175,747	4,464
Avon Products, Inc.	111,621	4,413
H.J. Heinz Co.	82,523	3,876
Kellogg Co.	68,073	3,578
Safeway, Inc.	115,175	3,380
ConAgra Foods, Inc.	126,757	3,036
Wm. Wrigley Jr. Co.	46,094	2,897
Reynolds American Inc.	44,400	2,621
Sara Lee Corp.	186,058	2,601
UST, Inc.	39,081	2,131
The Clorox Co.	36,058	2,042
Campbell Soup Co.	57,922	1,966
Molson Coors Brewing Co. Class B	35,550	1,869
Coca-Cola Enterprises, Inc.	74,460	1,802
SuperValu Inc.	55,046	1,650
The Hershey Co.	43,735	1,647
Brown-Forman Corp. Class B	22,304	1,477
The Estee Lauder Cos. Inc. Class A	29,537	1,354
McCormick & Co., Inc.	33,243	1,229
The Pepsi Bottling Group, Inc.	36,086	1,224
Whole Foods Market, Inc.	36,356	1,199
Tyson Foods, Inc.	71,233	1,136
* Constellation Brands, Inc. Class A	50,295	889
Dean Foods Co.	39,200	788
Wm. Wrigley Jr. Co. Class B	10,623	661

		332,899

Energy (13.3%)
ExxonMobil Corp.	1,398,211	118,261
Chevron Corp.	542,668	46,322
ConocoPhillips Co.	408,027	31,096
Schlumberger Ltd.	312,982	27,229
Occidental Petroleum Corp.	214,980	15,730
Devon Energy Corp.	116,106	12,113
* Transocean, Inc.	83,017	11,224
Apache Corp.	86,970	10,508
Halliburton Co.	230,428	9,063
Marathon Oil Corp.	185,278	8,449
XTO Energy, Inc.	133,638	8,267
EOG Resources, Inc.	64,461	7,735
Anadarko Petroleum Corp.	122,586	7,727
Valero Energy Corp.	139,960	6,873
Hess Corp.	73,051	6,442
* Weatherford International Ltd.	88,836	6,438
Baker Hughes, Inc.	80,910	5,542
Chesapeake Energy Corp.	119,816	5,530
* National Oilwell Varco Inc.	93,544	5,461
Williams Cos., Inc.	153,135	5,050
Murphy Oil Corp.	49,731	4,085
Spectra Energy Corp.	164,475	3,742
Peabody Energy Corp.	70,980	3,620
Noble Corp.	69,748	3,464
Smith International, Inc.	52,585	3,378
CONSOL Energy, Inc.	47,819	3,309
Noble Energy, Inc.	45,055	3,280
El Paso Corp.	182,320	3,034
Range Resources Corp.	39,336	2,496
* Nabors Industries, Inc.	73,702	2,489
* Cameron International Corp.	57,000	2,373
ENSCO International, Inc.	37,600	2,355
BJ Services Co.	76,260	2,174
Sunoco, Inc.	30,588	1,605
Rowan Cos., Inc.	28,886	1,190
Tesoro Corp.	35,534	1,066

		398,720

Financials (16.8%)
Bank of America Corp.	1,160,910	44,010
JPMorgan Chase & Co.	887,612	38,123
Citigroup, Inc.	1,360,634	29,145
American International Group, Inc.	659,204	28,511
Wells Fargo & Co.	861,586	25,072
The Goldman Sachs Group, Inc.	103,356	17,094
U.S. Bancorp	452,076	14,629
Wachovia Corp.	517,997	13,986
American Express Co.	302,094	13,208
Morgan Stanley	288,614	13,190
Bank of New York Mellon Corp.	298,247	12,446
MetLife, Inc.	185,596	11,184
Merrill Lynch & Co., Inc.	253,887	10,343
Prudential Financial, Inc.	116,668	9,129
AFLAC Inc.	124,249	8,070
State Street Corp.	101,460	8,015
The Travelers Cos., Inc.	162,346	7,768
The Allstate Corp.	146,682	7,050
Fannie Mae	256,125	6,741
CME Group, Inc.	13,951	6,544
The Hartford Financial Services Group Inc.	82,240	6,231
PNC Financial Services Group	89,143	5,845
Simon Property Group, Inc. REIT	58,277	5,415
Lehman Brothers Holdings, Inc.	138,996	5,232
SunTrust Banks, Inc.	91,899	5,067
Capital One Financial Corp.	97,586	4,803
The Chubb Corp.	96,917	4,795
ACE Ltd.	86,455	4,760
Loews Corp.	115,164	4,632
Charles Schwab Corp.	245,814	4,629
BB&T Corp.	142,848	4,580
Freddie Mac	169,082	4,281
NYSE Euronext	68,997	4,258
Franklin Resources Corp.	41,126	3,989
ProLogis REIT	67,618	3,980
The Principal Financial Group, Inc.	67,518	3,762
Lincoln National Corp.	69,186	3,598
Regions Financial Corp.	180,813	3,571
T. Rowe Price Group Inc.	68,780	3,439
Northern Trust Corp.	50,248	3,340
Marsh & McLennan Cos., Inc.	135,450	3,298
Aon Corp.	80,059	3,218
Ameriprise Financial, Inc.	59,342	3,077
Vornado Realty Trust REIT	35,422	3,054
Equity Residential REIT	70,560	2,928
Fifth Third Bancorp	138,739	2,902
Public Storage, Inc. REIT	32,653	2,894
Boston Properties, Inc. REIT	31,003	2,854
Progressive Corp. of Ohio	177,593	2,854
General Growth Properties Inc. REIT	69,883	2,667
Kimco Realty Corp. REIT	65,823	2,578
Genworth Financial Inc.	113,026	2,559
* IntercontinentalExchange Inc.	18,434	2,406
Hudson City Bancorp, Inc.	135,400	2,394
Washington Mutual, Inc.	231,084	2,380
KeyCorp	104,422	2,292
Host Hotels & Resorts Inc. REIT	135,948	2,164
HCP, Inc. REIT	61,346	2,074
Discover Financial Services	124,288	2,035
Unum Group	90,820	1,999
Leucadia National Corp.	44,094	1,994
Legg Mason Inc.	34,967	1,957
Avalonbay Communities, Inc. REIT	20,115	1,942
* SLM Corp.	122,104	1,874
Moody's Corp.	53,760	1,872
Plum Creek Timber Co. Inc. REIT	44,735	1,821
American Capital Strategies, Ltd.	51,092	1,745
Cincinnati Financial Corp.	43,195	1,643
National City Corp.	164,874	1,640
M & T Bank Corp.	20,220	1,627
Marshall & Ilsley Corp.	68,608	1,592
Assurant, Inc.	24,809	1,510
Torchmark Corp.	23,946	1,439
Comerica, Inc.	39,313	1,379
XL Capital Ltd. Class A	46,420	1,372
Developers Diversified Realty Corp. REIT	31,166	1,305
Zions Bancorp	28,033	1,277
Safeco Corp.	23,420	1,028
Huntington Bancshares Inc.	95,528	1,027
* CB Richard Ellis Group, Inc.	45,421	983
Janus Capital Group Inc.	38,589	898
Federated Investors, Inc.	22,495	881
Sovereign Bancorp, Inc.	94,058	877
Apartment Investment & Management Co. Class A R	23,994	859
Countrywide Financial Corp.	150,059	825
MBIA, Inc.	55,085	673
CIT Group Inc.	49,382	585
* E*TRADE Financial Corp.	119,349	461
First Horizon National Corp.	32,780	459
Ambac Financial Group, Inc.	74,800	430
Toronto Dominion Bank	5,469	336
MGIC Investment Corp.	31,142	328
Bear Stearns Co., Inc.	30,001	315

		506,046

Health Care (11.7%)
Johnson & Johnson	740,287	48,022
Pfizer Inc.	1,766,967	36,983
Abbott Laboratories	403,957	22,278
Merck & Co., Inc.	565,827	21,473
Wyeth	349,617	14,600
Medtronic, Inc.	293,474	14,195
Eli Lilly & Co.	258,447	13,333
* Gilead Sciences, Inc.	242,760	12,509
* Amgen, Inc.	284,193	11,874
UnitedHealth Group Inc.	327,521	11,254
Bristol-Myers Squibb Co.	518,199	11,038
Baxter International, Inc.	165,808	9,587
* Celgene Corp.	112,740	6,910
* WellPoint Inc.	141,888	6,262
* Thermo Fisher Scientific, Inc.	109,694	6,235
Schering-Plough Corp.	424,379	6,115
* Medco Health Solutions, Inc.	137,102	6,004
Covidien Ltd.	130,591	5,779
Becton, Dickinson & Co.	63,952	5,490
Aetna Inc.	130,048	5,474
* Genzyme Corp.	70,120	5,227
Cardinal Health, Inc.	93,259	4,897
* Biogen Idec Inc.	78,008	4,812
* Zimmer Holdings, Inc.	61,028	4,752
* Boston Scientific Corp.	351,634	4,526
Allergan, Inc.	79,798	4,500
* Express Scripts Inc.	66,188	4,257
Stryker Corp.	62,527	4,067
McKesson Corp.	75,805	3,970
* St. Jude Medical, Inc.	90,105	3,892
* Forest Laboratories, Inc.	81,017	3,241
CIGNA Corp.	72,710	2,950
C.R. Bard, Inc.	26,214	2,527
* Laboratory Corp. of America Holdings	28,900	2,129
* Humana Inc.	44,159	1,981
Quest Diagnostics, Inc.	40,854	1,849
* Hospira, Inc.	41,094	1,758
AmerisourceBergen Corp.	42,472	1,742
* Coventry Health Care Inc.	40,380	1,629
* Varian Medical Systems, Inc.	32,549	1,525
* Waters Corp.	26,158	1,457
Applera Corp.-Applied Biosystems Group	43,862	1,441
* Barr Pharmaceuticals Inc.	27,922	1,349
* Patterson Cos.	33,840	1,228
IMS Health, Inc.	47,904	1,006
* Millipore Corp.	14,174	955
Mylan Inc.	79,019	917
* Watson Pharmaceuticals, Inc.	26,877	788
PerkinElmer, Inc.	31,037	753
* Tenet Healthcare Corp.	123,117	697
* King Pharmaceuticals, Inc.	63,332	551

		352,788

Industrials (12.2%)
General Electric Co.	2,609,809	96,589
United Parcel Service, Inc.	270,257	19,734
United Technologies Corp.	256,525	17,654
The Boeing Co.	199,823	14,861
3M Co.	184,863	14,632
Caterpillar, Inc.	163,283	12,783
Honeywell International Inc.	194,514	10,974
Emerson Electric Co.	205,660	10,583
Deere & Co.	114,100	9,178
Lockheed Martin Corp.	89,714	8,909
General Dynamics Corp.	105,092	8,762
Union Pacific Corp.	68,260	8,558
FedEx Corp.	80,797	7,487
Burlington Northern Santa Fe Corp.	77,464	7,144
Raytheon Co.	109,355	7,065
Northrop Grumman Corp.	88,254	6,867
CSX Corp.	105,546	5,918
Tyco International, Ltd.	126,891	5,590
Norfolk Southern Corp.	98,424	5,346
Danaher Corp.	66,726	5,073
Illinois Tool Works, Inc.	104,739	5,052
Waste Management, Inc.	129,630	4,350
PACCAR, Inc.	95,899	4,315
Precision Castparts Corp.	36,383	3,714
Textron, Inc.	64,908	3,597
L-3 Communications Holdings, Inc.	31,977	3,496
Fluor Corp.	23,254	3,283
Ingersoll-Rand Co.	70,967	3,164
Eaton Corp.	38,101	3,036
Parker Hannifin Corp.	43,820	3,035
Expeditors International of Washington, Inc.	55,500	2,507
Cummins Inc.	52,984	2,481
ITT Industries, Inc.	47,202	2,446
C.H. Robinson Worldwide Inc.	44,922	2,444
Rockwell Collins, Inc.	42,292	2,417
Southwest Airlines Co.	191,086	2,369
* Jacobs Engineering Group Inc.	31,485	2,317
Rockwell Automation, Inc.	38,733	2,224
Dover Corp.	50,206	2,098
Trane, Inc.	45,579	2,092
Pitney Bowes, Inc.	55,201	1,933
Masco Corp.	96,019	1,904
Goodrich Corp.	32,548	1,872
Cooper Industries, Inc. Class A	46,066	1,850
R.R. Donnelley & Sons Co.	55,908	1,695
* Terex Corp.	26,594	1,662
The Manitowoc Co., Inc.	33,900	1,383
Avery Dennison Corp.	27,787	1,369
W.W. Grainger, Inc.	17,583	1,343
Equifax, Inc.	33,787	1,165
Pall Corp.	31,895	1,119
Robert Half International, Inc.	41,901	1,079
Cintas Corp.	34,102	973
* Allied Waste Industries, Inc.	87,918	950
Ryder System, Inc.	15,004	914
* Monster Worldwide Inc.	33,382	808
* Raytheon Co. Warrants Exp. 6/16/11	2,287	68

		366,231

Information Technology (15.7%)
Microsoft Corp.	2,091,866	59,367
International Business Machines Corp.	361,784	41,656
* Cisco Systems, Inc.	1,557,892	37,530
* Apple Inc.	229,689	32,960
Intel Corp.	1,512,655	32,038
Hewlett-Packard Co.	644,314	29,419
* Google Inc.	60,603	26,694
* Oracle Corp.	1,033,685	20,219
QUALCOMM Inc.	421,312	17,274
* Dell Inc.	585,612	11,665
* Yahoo! Inc.	349,400	10,108
Corning, Inc.	411,383	9,890
Texas Instruments, Inc.	347,152	9,814
* eBay Inc.	292,000	8,713
* EMC Corp.	550,001	7,887
Applied Materials, Inc.	354,355	6,913
Automatic Data Processing, Inc.	136,803	5,799
Motorola, Inc.	590,209	5,489
* Adobe Systems, Inc.	149,090	5,306
Tyco Electronics Ltd.	127,591	4,379
* MEMC Electronic Materials, Inc.	59,504	4,219
Western Union Co.	195,322	4,154
* Electronic Arts Inc.	82,955	4,141
* Symantec Corp.	221,555	3,682
Xerox Corp.	240,286	3,597
* Juniper Networks, Inc.	137,089	3,427
* Sun Microsystems, Inc.	207,507	3,223
Paychex, Inc.	84,675	2,901
* NVIDIA Corp.	144,581	2,861
* Agilent Technologies, Inc.	95,547	2,850
* Broadcom Corp.	122,445	2,360
* Intuit, Inc.	85,644	2,313
CA, Inc.	101,935	2,294
Analog Devices, Inc.	76,917	2,271
Electronic Data Systems Corp.	133,248	2,219
* Cognizant Technology Solutions Corp.	75,610	2,180
* Fiserv, Inc.	42,791	2,058
* Autodesk, Inc.	60,133	1,893
* VeriSign, Inc.	55,831	1,856
* NetApp, Inc.	89,618	1,797
Linear Technology Corp.	58,197	1,786
Xilinx, Inc.	74,886	1,779
KLA-Tencor Corp.	47,459	1,761
* Computer Sciences Corp.	42,514	1,734
Fidelity National Information Services, Inc.	44,493	1,697
* BMC Software, Inc.	50,185	1,632
Microchip Technology, Inc.	49,239	1,612
Altera Corp.	80,391	1,482
* Citrix Systems, Inc.	48,400	1,420
* SanDisk Corp.	59,385	1,340
* Affiliated Computer Services, Inc. Class A	25,100	1,258
* Akamai Technologies, Inc.	43,373	1,221
Total System Services, Inc.	51,344	1,215
* Micron Technology, Inc.	197,909	1,182
National Semiconductor Corp.	59,316	1,087
* Teradata Corp.	46,979	1,036
* Advanced Micro Devices, Inc.	157,545	928
* LSI Corp.	173,052	857
Molex, Inc.	36,922	855
* Lexmark International, Inc.	24,808	762
* JDS Uniphase Corp.	56,791	760
* Ciena Corp.	22,265	686
* Tellabs, Inc.	108,315	590
* Novell, Inc.	90,581	570
* Teradyne, Inc.	45,400	564
* Novellus Systems, Inc.	26,648	561
* QLogic Corp.	35,680	548
* Compuware Corp.	71,576	525
Jabil Circuit, Inc.	53,920	510
* Convergys Corp.	33,600	506
* Unisys Corp.	89,547	397

		472,277

Materials (3.6%)
Monsanto Co.	143,212	15,968
E.I. du Pont de Nemours & Co.	235,031	10,990
Freeport-McMoRan Copper & Gold, Inc. Class B	100,015	9,623
Dow Chemical Co.	245,609	9,051
Alcoa Inc.	213,196	7,688
Praxair, Inc.	81,784	6,889
Newmont Mining Corp. (Holding Co.)	118,748	5,379
Air Products & Chemicals, Inc.	55,962	5,150
Nucor Corp.	75,440	5,110
United States Steel Corp.	30,760	3,903
Weyerhaeuser Co.	54,928	3,573
International Paper Co.	111,463	3,032
PPG Industries, Inc.	42,604	2,578
Sigma-Aldrich Corp.	33,820	2,017
Ecolab, Inc.	45,460	1,974
Allegheny Technologies Inc.	26,500	1,891
Vulcan Materials Co.	28,060	1,863
Rohm & Haas Co.	32,657	1,766
Eastman Chemical Co.	21,062	1,315
MeadWestvaco Corp.	45,499	1,238
Ball Corp.	25,487	1,171
Sealed Air Corp.	42,092	1,063
International Flavors & Fragrances, Inc.	21,234	935
* Pactiv Corp.	33,977	891
Ashland, Inc.	14,527	687
Bemis Co., Inc.	26,350	670
Hercules, Inc.	30,017	549
Titanium Metals Corp.	25,900	390

		107,354

Telecommunication Services (3.4%)
AT&T Inc.	1,577,424	60,415
Verizon Communications Inc.	750,441	27,354
Sprint Nextel Corp.	745,908	4,990
* American Tower Corp. Class A	105,973	4,155
Qwest Communications International Inc.	407,599	1,846
Embarq Corp.	39,885	1,599
Windstream Corp.	118,838	1,420
CenturyTel, Inc.	27,853	926
Citizens Communications Co.	85,659	899

		103,604

Utilities (3.6%)
Exelon Corp.	172,783	14,042
Southern Co.	200,208	7,129
FPL Group, Inc.	106,695	6,694
Dominion Resources, Inc.	150,428	6,143
Duke Energy Corp.	330,650	5,902
FirstEnergy Corp.	79,810	5,477
Entergy Corp.	50,045	5,459
Public Service Enterprise Group, Inc.	133,190	5,353
PPL Corp.	97,789	4,490
American Electric Power Co., Inc.	104,898	4,367
Edison International	85,379	4,185
Constellation Energy Group, Inc.	46,576	4,111
Sempra Energy	68,502	3,650
PG&E Corp.	93,198	3,432
* AES Corp.	174,235	2,904
Progress Energy, Inc.	68,190	2,844
Consolidated Edison Inc.	70,582	2,802
Questar Corp.	44,968	2,543
Ameren Corp.	54,161	2,385
Xcel Energy, Inc.	112,374	2,242
Allegheny Energy, Inc.	43,300	2,187
DTE Energy Co.	42,679	1,660
Pepco Holdings, Inc.	52,155	1,289
NiSource, Inc.	71,343	1,230
CenterPoint Energy Inc.	85,707	1,223
* Dynegy, Inc.	129,402	1,021
Integrys Energy Group, Inc.	19,853	926
Pinnacle West Capital Corp.	26,240	920
TECO Energy, Inc.	54,910	876
CMS Energy Corp.	58,481	792
Nicor Inc.	11,680	391

		108,669

Total Investments (100.0%)
(Cost $2,098,129)		3,008,749

Other Assets and Liabilities - Net (0.0%)		(745)

Net Assets (100%)		3,008,004

* Non-income-producing security.
REIT — Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At March 31, 2008, the cost of investment securities for tax purposes was $2,098,129,000. Net unrealized appreciation of investment securities for tax purposes was $910,620,000, consisting of unrealized gains of $1,075,091,000 on securities that had risen in value since their purchase and $164,471,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels:

Level 1 — quoted prices in active markets for identical securities.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2008, 100% of the fund’s investments were valued based on Level 1 inputs.

Vanguard Tax-Managed Capital Appreciation Fund
Schedule of Investments
March 31, 2008

	Shares	Market Value ($000)

Common Stocks (100.0%)

Consumer Discretionary (9.4%)
McDonald's Corp.	369,860	20,627
The Walt Disney Co.	638,636	20,040
Time Warner, Inc.	1,151,647	16,146
News Corp., Class A	799,700	14,994
Comcast Corp. Class A	767,793	14,849
Target Corp.	267,800	13,572
Home Depot, Inc.	480,000	13,426
Lowe's Cos., Inc.	496,400	11,387
NIKE, Inc. Class B	127,200	8,650
Johnson Controls, Inc.	237,600	8,031
Yum! Brands, Inc.	211,060	7,854
* Viacom Inc. Class B	164,484	6,517
* DIRECTV Group, Inc.	257,302	6,379
* Amazon.com, Inc.	84,900	6,053
Best Buy Co., Inc.	143,950	5,968
International Game Technology	129,600	5,211
Marriott International, Inc. Class A	144,300	4,958
* Starbucks Corp.	280,752	4,913
* Coach, Inc.	160,900	4,851
The Gap, Inc.	246,487	4,851
CBS Corp.	214,484	4,736
Starwood Hotels & Resorts Worldwide, Inc.	88,624	4,586
The McGraw-Hill Cos., Inc.	122,900	4,541
* Kohl's Corp.	103,500	4,439
Clear Channel Communications, Inc.	140,636	4,109
Harley-Davidson, Inc.	107,000	4,013
Abercrombie & Fitch Co.	54,500	3,986
* AutoZone Inc.	33,300	3,791
BorgWarner, Inc.	88,000	3,787
* Liberty Media Corp.	158,124	3,580
* Bed Bath & Beyond, Inc.	118,717	3,502
Advance Auto Parts, Inc.	100,400	3,419
* Liberty Media Corp.-Interactive Series A	210,189	3,392
Mattel, Inc.	168,032	3,344
* MGM Mirage, Inc.	56,746	3,335
Macy's Inc.	140,200	3,233
Darden Restaurants Inc.	97,150	3,162
Polo Ralph Lauren Corp.	53,400	3,113
Centex Corp.	120,300	2,912
* CarMax, Inc.	148,046	2,875
Virgin Media Inc.	203,879	2,869
Hasbro, Inc.	100,600	2,807
Black & Decker Corp.	42,400	2,803
PetSmart, Inc.	136,900	2,798
* O'Reilly Automotive, Inc.	93,848	2,677
E.W. Scripps Co. Class A	62,170	2,612
* Sears Holdings Corp.	24,905	2,543
John Wiley & Sons Class A	63,800	2,533
* Apollo Group, Inc. Class A	58,084	2,509
* Mohawk Industries, Inc.	34,700	2,485
* Liberty Global, Inc. Series C	75,207	2,443
* NVR, Inc.	3,980	2,378
* Liberty Global, Inc. Class A	67,398	2,297
Omnicom Group Inc.	50,600	2,236
Weight Watchers International, Inc.	45,200	2,094
Staples, Inc.	94,495	2,089
* Cablevision Systems NY Group Class A	95,544	2,048
Harman International Industries, Inc.	46,900	2,042
* Lamar Advertising Co. Class A	56,186	2,019
Gentex Corp.	116,252	1,994
D. R. Horton, Inc.	126,366	1,990
Dillard's Inc.	115,200	1,983
Thor Industries, Inc.	66,400	1,977
Orient-Express Hotel Ltd.	45,500	1,964
* AutoNation, Inc.	130,380	1,952
Brinker International, Inc.	102,750	1,906
* Dollar Tree,Inc.	67,734	1,869
* Discovery Holding Co. Class A	86,075	1,827
Washington Post Co. Class B	2,720	1,799
Barnes & Noble, Inc.	57,300	1,756
WABCO Holdings Inc.	37,900	1,729
* Sirius Satellite Radio, Inc.	591,100	1,691
Williams-Sonoma, Inc.	69,100	1,675
International Speedway Corp.	38,964	1,605
* Toll Brothers, Inc.	64,600	1,517
Pulte Homes, Inc.	100,800	1,467
* The Cheesecake Factory Inc.	66,900	1,458
* Saks Inc.	116,900	1,458
Hearst-Argyle Television Inc.	70,100	1,446
* Office Depot, Inc.	129,800	1,434
Wyndham Worldwide Corp.	66,385	1,373
Liz Claiborne, Inc.	74,100	1,345
American Eagle Outfitters, Inc.	75,991	1,331
Ryland Group, Inc.	37,500	1,233
Foot Locker, Inc.	103,900	1,223
Harte-Hanks, Inc.	88,400	1,208
Nordstrom, Inc.	32,300	1,053
Jones Apparel Group, Inc.	77,600	1,041
Lennar Corp. Class A	54,600	1,027
* IAC/InterActiveCorp	49,030	1,018
Phillips-Van Heusen Corp.	26,700	1,012
RadioShack Corp.	58,000	943
* TRW Automotive Holdings Corp.	40,300	942
Brunswick Corp.	56,400	901
* Expedia, Inc.	37,225	815
* Career Education Corp.	60,400	768
* Chico's FAS, Inc.	100,200	712
Limited Brands, Inc.	36,609	626
* Ford Motor Co.	106,000	606
Circuit City Stores, Inc.	129,200	514
* Viacom Inc. Class A	6,844	271
Comcast Corp. Special Class A	12,397	235
Wynn Resorts Ltd.	2,000	201
* Hanesbrands Inc.	5,575	163
CBS Corp. Class A	6,844	151
Lennar Corp. Class B	8,300	143
* R.H. Donnelley Corp.	24,975	126
Idearc Inc.	33,207	121

		377,013

Consumer Staples (10.4%)
The Procter & Gamble Co.	950,377	66,593
The Coca-Cola Co.	690,000	42,000
PepsiCo, Inc.	521,100	37,623
Wal-Mart Stores, Inc.	696,528	36,693
Philip Morris International Inc.	549,900	27,814
CVS/Caremark Corp.	492,354	19,945
Altria Group, Inc.	549,900	12,208
Walgreen Co.	307,300	11,705
Kraft Foods Inc.	366,703	11,371
Archer-Daniels-Midland Co.	249,573	10,272
Costco Wholesale Corp.	156,100	10,142
Colgate-Palmolive Co.	115,900	9,030
The Kroger Co.	277,400	7,046
Anheuser-Busch Cos., Inc.	120,600	5,722
Wm. Wrigley Jr. Co.	88,900	5,586
Kellogg Co.	98,600	5,182
Safeway, Inc.	170,462	5,003
Sysco Corp.	163,300	4,739
Coca-Cola Enterprises, Inc.	192,300	4,654
Kimberly-Clark Corp.	70,296	4,538
Campbell Soup Co.	124,800	4,237
Molson Coors Brewing Co. Class B	80,100	4,211
The Estee Lauder Cos. Inc. Class A	87,000	3,989
The Clorox Co.	69,120	3,915
The Pepsi Bottling Group, Inc.	112,212	3,805
* Energizer Holdings, Inc.	41,228	3,730
Brown-Forman Corp. Class B	55,717	3,690
Tyson Foods, Inc.	231,163	3,687
McCormick & Co., Inc.	96,400	3,564
Church & Dwight, Inc.	65,100	3,531
Hormel Foods Corp.	83,100	3,462
The Hershey Co.	88,500	3,334
Alberto-Culver Co.	117,363	3,217
Corn Products International, Inc.	84,500	3,138
Del Monte Foods Co.	322,900	3,077
* Constellation Brands, Inc. Class A	171,600	3,032
* Smithfield Foods, Inc.	114,900	2,960
PepsiAmericas, Inc.	104,900	2,678
Dean Foods Co.	131,700	2,646
* Hansen Natural Corp.	73,800	2,605
Whole Foods Market, Inc.	65,740	2,167
Avon Products, Inc.	38,300	1,514
General Mills, Inc.	22,200	1,329
Wm. Wrigley Jr. Co. Class B	20,325	1,264
* Rite Aid Corp.	417,400	1,227
* NBTY, Inc.	23,900	716
Sara Lee Corp.	44,600	624
* Bare Escentuals, Inc.	24,104	565
ConAgra Foods, Inc.	11,200	268
Reynolds American Inc.	106	6

		416,054

Energy (12.9%)
ExxonMobil Corp.	1,625,734	137,505
Chevron Corp.	576,338	49,196
ConocoPhillips Co.	416,430	31,736
Schlumberger Ltd.	289,400	25,178
Devon Energy Corp.	158,022	16,486
Apache Corp.	122,462	14,796
Occidental Petroleum Corp.	171,600	12,556
* Transocean, Inc.	88,907	12,020
XTO Energy, Inc.	182,541	11,292
EOG Resources, Inc.	93,800	11,256
Anadarko Petroleum Corp.	175,916	11,088
* Weatherford International Ltd.	135,100	9,791
Hess Corp.	108,400	9,559
Valero Energy Corp.	194,180	9,536
Baker Hughes, Inc.	124,580	8,534
* National Oilwell Varco Inc.	141,446	8,258
Williams Cos., Inc.	247,700	8,169
Noble Corp.	127,700	6,343
Peabody Energy Corp.	123,400	6,293
Smith International, Inc.	96,300	6,185
Noble Energy, Inc.	84,600	6,159
Halliburton Co.	138,200	5,435
ENSCO International, Inc.	86,200	5,398
Range Resources Corp.	83,400	5,292
* Cameron International Corp.	119,000	4,955
Marathon Oil Corp.	107,500	4,902
Diamond Offshore Drilling, Inc.	40,900	4,761
Chesapeake Energy Corp.	103,011	4,754
* FMC Technologies Inc.	82,750	4,708
* Newfield Exploration Co.	86,900	4,593
Pioneer Natural Resources Co.	91,900	4,514
BJ Services Co.	147,100	4,194
* Plains Exploration & Production Co.	78,760	4,185
Cimarex Energy Co.	74,300	4,067
Cabot Oil & Gas Corp.	78,800	4,006
Arch Coal, Inc.	89,400	3,889
* Grant Prideco, Inc.	78,800	3,879
* Pride International, Inc.	106,400	3,719
* Forest Oil Corp.	72,300	3,540
Rowan Cos., Inc.	80,600	3,319
St. Mary Land & Exploration Co.	82,800	3,188
Patterson-UTI Energy, Inc.	108,000	2,827
Frontier Oil Corp.	102,007	2,781
Foundation Coal Holdings, Inc.	54,600	2,748
W&T Offshore, Inc.	78,900	2,691
* Nabors Industries, Inc.	55,500	1,874
Spectra Energy Corp.	77,296	1,758
* Unit Corp.	12,800	725
* Patriot Coal Corp.	12,220	574
Tesoro Corp.	7,100	213

		515,425

Financials (16.3%)
Bank of America Corp.	1,205,631	45,705
JPMorgan Chase & Co.	889,389	38,199
American International Group, Inc.	709,331	30,679
Citigroup, Inc.	1,337,344	28,646
Wells Fargo & Co.	821,580	23,908
The Goldman Sachs Group, Inc.	135,930	22,481
American Express Co.	331,300	14,484
Wachovia Corp.	526,382	14,212
Prudential Financial, Inc.	166,404	13,021
U.S. Bancorp	392,700	12,708
Morgan Stanley	264,800	12,101
State Street Corp.	148,678	11,746
AFLAC Inc.	179,600	11,665
Merrill Lynch & Co., Inc.	274,000	11,163
MetLife, Inc.	178,021	10,728
CME Group, Inc.	20,970	9,837
Bank of New York Mellon Corp.	204,700	8,542
Capital One Financial Corp.	165,900	8,166
Fannie Mae	310,000	8,159
Lehman Brothers Holdings, Inc.	200,738	7,556
Loews Corp.	182,700	7,348
Charles Schwab Corp.	389,200	7,329
Franklin Resources Corp.	73,700	7,148
The Travelers Cos., Inc.	140,077	6,703
The Principal Financial Group, Inc.	118,200	6,586
Ameriprise Financial, Inc.	115,160	5,971
Hudson City Bancorp, Inc.	331,402	5,859
Progressive Corp. of Ohio	340,300	5,469
Freddie Mac	215,700	5,462
Public Storage, Inc. REIT	60,700	5,379
The Allstate Corp.	102,300	4,917
Boston Properties, Inc. REIT	51,900	4,778
BlackRock, Inc.	23,350	4,768
Leucadia National Corp.	104,500	4,725
ProLogis REIT	80,068	4,713
Discover Financial Services	287,700	4,710
T. Rowe Price Group Inc.	92,978	4,649
Assurant, Inc.	75,300	4,583
Nymex Holdings Inc.	50,495	4,576
Unum Group	206,200	4,538
Kimco Realty Corp. REIT	112,300	4,399
Moody's Corp.	122,000	4,249
Plum Creek Timber Co. Inc. REIT	100,900	4,107
Torchmark Corp.	68,100	4,093
Legg Mason Inc.	72,200	4,042
Genworth Financial Inc.	171,900	3,892
The St. Joe Co.	90,600	3,889
Host Hotels & Resorts Inc. REIT	238,898	3,803
* CB Richard Ellis Group, Inc.	174,600	3,778
The Hartford Financial Services Group Inc.	49,200	3,728
Avalonbay Communities, Inc. REIT	37,200	3,591
* SLM Corp.	232,400	3,567
W.R. Berkley Corp.	125,897	3,486
* Markel Corp.	7,910	3,480
* TD Ameritrade Holding Corp.	208,400	3,441
M & T Bank Corp.	42,600	3,428
Janus Capital Group Inc.	147,000	3,421
Jones Lang LaSalle Inc.	43,800	3,387
AMB Property Corp. REIT	60,900	3,314
* Arch Capital Group Ltd.	47,300	3,248
Sovereign Bancorp, Inc.	343,374	3,200
SEI Investments Co.	128,370	3,169
Commerce Bancshares, Inc.	73,017	3,069
Forest City Enterprise Class A	83,100	3,058
Radian Group, Inc.	460,977	3,029
The Hanover Insurance Group Inc.	71,800	2,954
StanCorp Financial Group, Inc.	61,500	2,934
Transatlantic Holdings, Inc.	44,114	2,927
Reinsurance Group of America, Inc.	53,500	2,913
PNC Financial Services Group	42,995	2,819
Cullen/Frost Bankers, Inc.	52,600	2,790
Marshall & Ilsley Corp.	119,600	2,775
TFS Financial Corp.	230,200	2,769
Federated Investors, Inc.	68,250	2,673
BOK Financial Corp.	51,171	2,673
* Affiliated Managers Group, Inc.	29,300	2,659
Zions Bancorp	58,100	2,646
Eaton Vance Corp.	86,202	2,630
* Alleghany Corp.	7,641	2,609
* Philadelphia Consolidated Holding Corp.	80,300	2,586
Apartment Investment & Management Co. Class A REIT	71,198	2,550
Wesco Financial Corp.	6,300	2,545
SL Green Realty Corp. REIT	30,400	2,477
First Citizens BancShares Class A	17,642	2,458
East West Bancorp, Inc.	138,020	2,450
Brown & Brown, Inc.	140,800	2,447
People's United Financial Inc.	139,114	2,408
Washington Mutual, Inc.	230,482	2,374
Douglas Emmett, Inc. REIT	105,073	2,318
HCC Insurance Holdings, Inc.	99,100	2,249
* Conseco, Inc.	217,095	2,214
MGIC Investment Corp.	209,600	2,207
UnionBanCal Corp.	43,800	2,150
Camden Property Trust REIT	42,400	2,128
City National Corp.	42,000	2,077
Raymond James Financial, Inc.	89,650	2,060
The PMI Group Inc.	328,415	1,911
SunTrust Banks, Inc.	33,800	1,864
CNA Financial Corp.	69,500	1,792
Webster Financial Corp.	62,400	1,739
New York Community Bancorp, Inc.	86,400	1,574
White Mountains Insurance Group Inc.	3,225	1,548
BB&T Corp.	46,300	1,484
Countrywide Financial Corp.	243,898	1,341
Northern Trust Corp.	19,250	1,280
* AmeriCredit Corp.	118,900	1,197
Colonial BancGroup, Inc.	123,300	1,187
NYSE Euronext	17,500	1,080
Bank of Hawaii Corp.	20,100	996
Regions Financial Corp.	49,934	986
Simon Property Group, Inc. REIT	10,561	981
BRE Properties Inc. Class A REIT	21,500	980
* E*TRADE Financial Corp.	232,132	896
CapitalSource Inc. REIT	90,638	876
American Financial Group, Inc.	32,200	823
Toronto Dominion Bank	12,939	794
MBIA, Inc.	57,000	697
* Liberty Media Corp.-Capital Series A	39,531	622
Taubman Co. REIT	11,300	589
IndyMac Bancorp, Inc.	115,100	571
Bear Stearns Co., Inc.	49,800	522
The Chubb Corp.	10,400	515
The First Marblehead Corp.	55,450	414
National City Corp.	39,040	388
Thornburg Mortgage, Inc. REIT	358,181	380
Ambac Financial Group, Inc.	63,350	364
Synovus Financial Corp.	32,256	357
Fifth Third Bancorp	12,300	257
Wilmington Trust Corp.	3,100	96
Essex Property Trust, Inc. REIT	300	34
First Horizon National Corp.	300	4

		653,393

Health Care (11.9%)
Johnson & Johnson	854,298	55,418
Pfizer Inc.	1,900,760	39,783
Merck & Co., Inc.	537,200	20,387
Abbott Laboratories	352,700	19,451
Wyeth	416,700	17,401
* Gilead Sciences, Inc.	324,600	16,727
Medtronic, Inc.	330,400	15,981
* Amgen, Inc.	379,125	15,840
* Genentech, Inc.	172,700	14,020
UnitedHealth Group Inc.	367,662	12,633
Eli Lilly & Co.	183,100	9,446
* Thermo Fisher Scientific, Inc.	165,993	9,435
* Medco Health Solutions, Inc.	214,642	9,399
* WellPoint Inc.	197,116	8,699
Schering-Plough Corp.	598,100	8,619
* Celgene Corp.	140,500	8,611
Aetna Inc.	197,988	8,333
* Genzyme Corp.	109,200	8,140
* Biogen Idec Inc.	126,561	7,808
Cardinal Health, Inc.	145,512	7,641
Bristol-Myers Squibb Co.	348,900	7,432
Allergan, Inc.	128,650	7,255
Stryker Corp.	109,200	7,103
Becton, Dickinson & Co.	80,600	6,920
* Express Scripts Inc.	99,462	6,397
* Zimmer Holdings, Inc.	81,170	6,320
* Forest Laboratories, Inc.	154,100	6,166
* St. Jude Medical, Inc.	139,832	6,039
Baxter International, Inc.	93,041	5,380
CIGNA Corp.	129,300	5,246
* Laboratory Corp. of America Holdings	66,100	4,870
Applera Corp.-Applied Biosystems Group	126,605	4,160
AmerisourceBergen Corp.	99,200	4,065
Covidien Ltd.	91,750	4,060
* Hospira, Inc.	91,940	3,932
DENTSPLY International Inc.	101,600	3,922
* Henry Schein, Inc.	67,200	3,857
McKesson Corp.	73,424	3,845
Quest Diagnostics, Inc.	80,200	3,631
* Waters Corp.	64,400	3,587
* Humana Inc.	79,300	3,557
Pharmaceutical Product Development, Inc.	84,803	3,553
* Varian Medical Systems, Inc.	72,900	3,415
* Coventry Health Care Inc.	81,025	3,269
* Millipore Corp.	46,200	3,114
Beckman Coulter, Inc.	47,600	3,073
PerkinElmer, Inc.	124,804	3,027
Mylan Inc.	253,137	2,936
IMS Health, Inc.	135,552	2,848
C.R. Bard, Inc.	29,300	2,825
* Barr Pharmaceuticals Inc.	58,025	2,803
* Boston Scientific Corp.	207,945	2,676
* Patterson Cos.	73,530	2,669
Universal Health Services Class B	45,300	2,432
* Watson Pharmaceuticals, Inc.	78,500	2,302
* Health Net Inc.	74,200	2,285
* Endo Pharmaceuticals Holdings, Inc.	86,000	2,059
* Lincare Holdings, Inc.	66,500	1,869
* Kinetic Concepts, Inc.	31,000	1,433
* Sepracor Inc.	58,700	1,146
Cooper Cos., Inc.	28,600	985
* King Pharmaceuticals, Inc.	89,119	775
Omnicare, Inc.	40,900	743
* Health Management Associates Class A	135,368	716
* Abraxis BioScience	11,049	653
* APP Pharmaceuticals, Inc.	44,198	534
* DaVita, Inc.	4,000	191

		475,847

Industrials (12.6%)
General Electric Co.	2,927,534	108,348
United Technologies Corp.	296,600	20,412
The Boeing Co.	236,770	17,609
Caterpillar, Inc.	171,100	13,395
3M Co.	154,200	12,205
General Dynamics Corp.	144,600	12,055
Lockheed Martin Corp.	116,800	11,598
United Parcel Service, Inc.	147,300	10,756
FedEx Corp.	110,700	10,259
CSX Corp.	176,200	9,880
Illinois Tool Works, Inc.	175,200	8,450
Norfolk Southern Corp.	155,200	8,430
Deere & Co.	104,800	8,430
Union Pacific Corp.	61,957	7,768
Danaher Corp.	102,000	7,755
Emerson Electric Co.	142,400	7,328
Honeywell International Inc.	129,200	7,289
Waste Management, Inc.	204,297	6,856
PACCAR, Inc.	149,110	6,710
L-3 Communications Holdings, Inc.	60,100	6,571
Precision Castparts Corp.	64,100	6,543
Fluor Corp.	44,600	6,296
* McDermott International, Inc.	111,700	6,123
Parker Hannifin Corp.	85,200	5,902
Northrop Grumman Corp.	72,268	5,623
C.H. Robinson Worldwide Inc.	95,400	5,190
Expeditors International of Washington, Inc.	112,361	5,076
Cummins Inc.	107,200	5,019
Rockwell Collins, Inc.	85,600	4,892
ITT Industries, Inc.	93,400	4,839
Burlington Northern Santa Fe Corp.	52,198	4,814
Southwest Airlines Co.	385,887	4,785
Trane, Inc.	101,800	4,673
Fastenal Co.	101,600	4,666
Joy Global Inc.	69,800	4,548
* Jacobs Engineering Group Inc.	61,500	4,526
* Foster Wheeler Ltd.	75,300	4,264
SPX Corp.	40,400	4,238
Roper Industries Inc.	69,500	4,131
* Terex Corp.	65,800	4,113
Flowserve Corp.	38,800	4,050
Tyco International, Ltd.	91,750	4,042
Ametek, Inc.	89,800	3,943
The Manitowoc Co., Inc.	92,868	3,789
Republic Services, Inc. Class A	126,200	3,690
Landstar System, Inc.	70,589	3,682
* Stericycle, Inc.	70,000	3,605
The Dun & Bradstreet Corp.	43,200	3,516
J.B. Hunt Transport Services, Inc.	111,800	3,514
Pall Corp.	99,500	3,489
W.W. Grainger, Inc.	45,400	3,468
DRS Technologies, Inc.	58,900	3,433
Donaldson Co., Inc.	82,700	3,331
* Alliant Techsystems, Inc.	31,400	3,251
Con-way, Inc.	64,200	3,177
* USG Corp.	85,883	3,162
Manpower Inc.	54,600	3,072
Oshkosh Truck Corp.	84,300	3,058
Equifax, Inc.	88,300	3,045
Trinity Industries, Inc.	113,411	3,022
IDEX Corp.	86,400	2,652
* Quanta Services, Inc.	113,000	2,618
MSC Industrial Direct Co., Inc. Class A	59,200	2,501
Raytheon Co.	38,400	2,481
The Brink's Co.	36,800	2,472
The Toro Co.	57,400	2,376
Robert Half International, Inc.	87,500	2,252
Carlisle Co., Inc.	65,200	2,180
* Allied Waste Industries, Inc.	195,300	2,111
Cintas Corp.	70,766	2,020
Teleflex Inc.	37,000	1,765
UTI Worldwide, Inc.	77,587	1,558
Graco, Inc.	33,700	1,222
Rockwell Automation, Inc.	20,300	1,166
Textron, Inc.	8,400	466
* Delta Air Lines Inc.	47,000	404
KBR Inc.	12,900	358
* Avis Budget Group, Inc.	33,192	352
* YRC Worldwide, Inc.	23,812	312
* Hertz Global Holdings Inc.	22,000	265
Ryder System, Inc.	3,600	219
UAL Corp.	9,000	194
* Spirit Aerosystems Holdings Inc.	5,600	124
* Raytheon Co. Warrants Exp. 6/16/11	2,285	68
* AMR Corp.	3,100	28

		503,868

Information Technology (15.6%)
Microsoft Corp.	2,376,500	67,445
* Cisco Systems, Inc.	1,913,900	46,106
International Business Machines Corp.	394,058	45,372
* Apple Inc.	278,000	39,893
Hewlett-Packard Co.	730,958	33,376
* Google Inc.	73,300	32,286
Intel Corp.	1,472,400	31,185
* Oracle Corp.	1,271,534	24,871
QUALCOMM Inc.	384,120	15,749
Texas Instruments, Inc.	480,500	13,584
* Dell Inc.	610,800	12,167
Corning, Inc.	504,200	12,121
* EMC Corp.	733,000	10,511
* eBay Inc.	340,220	10,152
Applied Materials, Inc.	516,300	10,073
* Yahoo! Inc.	325,000	9,402
MasterCard, Inc. Class A	35,650	7,950
Western Union Co.	335,295	7,132
* Adobe Systems, Inc.	188,800	6,719
* Symantec Corp.	376,453	6,257
* Electronic Arts Inc.	104,800	5,232
* Agilent Technologies, Inc.	166,306	4,961
* Sun Microsystems, Inc.	307,475	4,775
* NVIDIA Corp.	234,750	4,646
Xerox Corp.	305,400	4,572
Amphenol Corp.	116,000	4,321
CA, Inc.	191,666	4,312
* Fiserv, Inc.	89,450	4,302
Fidelity National Information Services, Inc.	112,500	4,291
Analog Devices, Inc.	144,366	4,262
Altera Corp.	231,147	4,260
Motorola, Inc.	450,546	4,190
Automatic Data Processing, Inc.	98,100	4,158
Paychex, Inc.	113,185	3,878
* Intuit, Inc.	142,600	3,852
Linear Technology Corp.	124,200	3,812
KLA-Tencor Corp.	100,800	3,740
* Western Digital Corp.	136,500	3,691
* Autodesk, Inc.	109,588	3,450
* Avnet, Inc.	105,400	3,450
* Broadcom Corp.	175,950	3,391
* Mettler-Toledo International Inc.	34,200	3,322
National Semiconductor Corp.	181,200	3,320
Global Payments Inc.	79,500	3,288
* Iron Mountain, Inc.	122,100	3,228
* Computer Sciences Corp.	78,900	3,218
Tyco Electronics Ltd.	91,750	3,149
* LAM Research Corp.	82,108	3,138
* BMC Software, Inc.	95,000	3,089
* Arrow Electronics, Inc.	91,500	3,079
* Juniper Networks, Inc.	119,000	2,975
* Affiliated Computer Services, Inc. Class A	58,400	2,926
* NetApp, Inc.	144,963	2,907
Xilinx, Inc.	120,436	2,860
* DST Systems, Inc.	42,800	2,814
Fair Isaac, Inc.	112,945	2,431
Molex, Inc.	104,756	2,426
* QLogic Corp.	150,000	2,303
* NCR Corp.	99,574	2,273
Intersil Corp.	85,600	2,197
* Teradata Corp.	99,574	2,197
* Compuware Corp.	294,562	2,162
Microchip Technology, Inc.	65,100	2,131
Total System Services, Inc.	89,159	2,110
* Citrix Systems, Inc.	71,356	2,093
* Synopsys, Inc.	89,121	2,024
* Convergys Corp.	131,800	1,985
* Ingram Micro, Inc. Class A	125,000	1,979
* SanDisk Corp.	83,500	1,885
* Cadence Design Systems, Inc.	173,000	1,848
Accenture Ltd.	51,900	1,825
* Tech Data Corp.	55,510	1,821
* Lexmark International, Inc.	50,300	1,545
* Tellabs, Inc.	266,900	1,455
* Micron Technology, Inc.	234,000	1,397
* Teradyne, Inc.	110,200	1,369
* BEA Systems, Inc.	67,300	1,289
* Advanced Micro Devices, Inc.	173,600	1,023
Jabil Circuit, Inc.	98,100	928
* Zebra Technologies Corp. Class A	27,257	908
* LSI Corp.	180,700	894
* Metavante Technologies	39,866	797
Broadridge Financial Solutions LLC	24,525	432
* Sanmina-SCI Corp.	184,046	298
* Novellus Systems, Inc.	13,100	276
Harris Corp.	4,300	209
MoneyGram International, Inc.	48,300	90

		621,810

Materials (4.0%)
Monsanto Co.	183,234	20,431
Freeport-McMoRan Copper & Gold, Inc. Class B	123,954	11,927
Praxair, Inc.	123,700	10,419
Nucor Corp.	129,600	8,779
Alcoa Inc.	231,928	8,363
Newmont Mining Corp. (Holding Co.)	172,056	7,794
United States Steel Corp.	57,100	7,244
* The Mosaic Co.	69,300	7,110
E.I. du Pont de Nemours & Co.	148,700	6,953
* Owens-Illinois, Inc.	96,100	5,423
Sigma-Aldrich Corp.	82,000	4,891
Dow Chemical Co.	123,200	4,540
Ecolab, Inc.	101,000	4,386
Allegheny Technologies Inc.	60,900	4,346
Reliance Steel & Aluminum Co.	68,600	4,106
Ball Corp.	83,600	3,841
Celanese Corp. Series A	97,614	3,812
Martin Marietta Materials, Inc.	34,100	3,620
FMC Corp.	64,400	3,574
Airgas, Inc.	74,700	3,397
Albemarle Corp.	87,100	3,181
Nalco Holding Co.	148,200	3,134
Carpenter Technology Corp.	51,500	2,882
Cytec Industries, Inc.	51,800	2,789
* Pactiv Corp.	104,300	2,734
Sealed Air Corp.	106,072	2,678
Packaging Corp. of America	91,200	2,036
Scotts Miracle-Gro Co.	60,899	1,974
Westlake Chemical Corp.	139,988	1,827
* Smurfit-Stone Container Corp.	146,750	1,130
Vulcan Materials Co.	7,638	507
Commercial Metals Co.	16,100	483
Valspar Corp.	23,400	464

		160,775

Telecommunication Services (3.2%)
AT&T Inc.	1,697,779	65,025
Verizon Communications Inc.	712,042	25,954
Sprint Nextel Corp.	1,094,867	7,325
* American Tower Corp. Class A	135,600	5,317
* Crown Castle International Corp.	130,400	4,497
Qwest Communications International Inc.	846,721	3,836
Embarq Corp.	84,843	3,402
CenturyTel, Inc.	93,500	3,108
Windstream Corp.	250,657	2,995
Telephone & Data Systems, Inc.	49,501	1,944
* U.S. Cellular Corp.	32,300	1,777
* SBA Communications Corp.	42,605	1,271
Telephone & Data Systems, Inc. - Special Common Shar	33,200	1,238
Citizens Communications Co.	90,551	950

		128,639

Utilities (3.7%)
Exelon Corp.	230,000	18,692
Constellation Energy Group, Inc.	79,800	7,044
Edison International	140,500	6,887
Sempra Energy	120,336	6,412
Entergy Corp.	58,300	6,359
* AES Corp.	327,648	5,462
Questar Corp.	96,300	5,447
PG&E Corp.	147,000	5,413
* NRG Energy, Inc.	133,000	5,186
* Mirant Corp.	138,598	5,044
* Reliant Energy, Inc.	207,400	4,905
Allegheny Energy, Inc.	94,889	4,792
Equitable Resources, Inc.	75,300	4,435
FPL Group, Inc.	67,401	4,229
FirstEnergy Corp.	55,900	3,836
Wisconsin Energy Corp.	85,000	3,739
Energen Corp.	59,800	3,726
MDU Resources Group, Inc.	137,050	3,365
* Dynegy, Inc.	414,000	3,266
CenterPoint Energy Inc.	223,800	3,194
CMS Energy Corp.	219,086	2,966
Sierra Pacific Resources	233,583	2,950
Duke Energy Corp.	163,592	2,920
Integrys Energy Group, Inc.	61,481	2,867
Southern Union Co.	122,700	2,855
Public Service Enterprise Group, Inc.	69,800	2,805
Aqua America, Inc.	149,083	2,800
NSTAR	92,000	2,800
SCANA Corp.	74,200	2,714
Northeast Utilities	110,600	2,714
Southern Co.	64,200	2,286
Dominion Resources, Inc.	55,486	2,266
DPL Inc.	75,000	1,923
NiSource, Inc.	35,920	619
UGI Corp. Holding Co.	8,400	209

		147,127

Total Common Stocks
(Cost $2,636,461)		3,999,951

Temporary Cash Investment (0.2%)

1 Vanguard Market Liquidity Fund, 2.800%
(Cost $7,330)	7,329,520	7,330

Total Investments (100.2%)
(Cost $2,643,791)		4,007,281

Other Assets and Liabilities - Net (-0.2%)		(6,294)

Net Assets (100%)		4,000,987

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. REIT — Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

At March 31, 2008, the cost of investment securities for tax purposes was $2,643,791,000. Net unrealized appreciation of investment securities for tax purposes was $1,363,490,000, consisting of unrealized gains of $1,538,207,000 on securities that had risen in value since their purchase and $174,717,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels:

Level 1 — quoted prices in active markets for identical securities.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2008, 100% of the fund’s investments were valued based on Level 1 inputs.

Vanguard Tax Managed Balanced Fund
Schedule of Investments
March 31, 2008

	Shares	Market Value ($000)

Common Stock (47.0%)

Consumer Discretionary (4.5%)
The Walt Disney Co.	54,050	1,696
McDonald's Corp.	30,309	1,690
Comcast Corp. Class A	79,704	1,541
Time Warner, Inc.	94,240	1,321
Home Depot, Inc.	44,000	1,231
News Corp., Class A	65,300	1,224
Target Corp.	22,300	1,130
Lowe's Cos., Inc.	40,800	936
NIKE, Inc. Class B	11,400	775
* Viacom Inc. Class B	19,158	759
Yum! Brands, Inc.	17,200	640
Staples, Inc.	24,355	538
* Amazon.com, Inc.	7,300	520
International Game Technology	11,600	466
Best Buy Co., Inc.	10,875	451
Johnson Controls, Inc.	13,100	443
CBS Corp.	19,058	421
Starwood Hotels & Resorts Worldwide, Inc.	7,801	404
* Liberty Media Corp.	17,648	400
* Starbucks Corp.	22,800	399
Marriott International, Inc. Class A	11,600	399
The Gap, Inc.	19,725	388
* Coach, Inc.	12,800	386
* Kohl's Corp.	7,800	335
Harley-Davidson, Inc.	8,900	334
TJX Cos., Inc.	9,800	324
Mattel, Inc.	16,080	320
Omnicom Group Inc.	7,200	318
Abercrombie & Fitch Co.	4,300	314
* Liberty Media Corp.-Interactive Series A	19,207	310
* Bed Bath & Beyond, Inc.	10,500	310
* AutoZone Inc.	2,700	307
Hasbro, Inc.	10,625	296
Nordstrom, Inc.	9,000	293
Macy's Inc.	12,400	286
* NVR, Inc.	470	281
Tiffany & Co.	6,700	280
* Sears Holdings Corp.	2,700	276
Phillips-Van Heusen Corp.	7,000	265
Polo Ralph Lauren Corp.	4,500	262
John Wiley & Sons Class A	6,500	258
Darden Restaurants Inc.	7,750	252
* DISH Network Corp.	8,757	252
Washington Post Co. Class B	380	251
WABCO Holdings Inc.	5,433	248
Black & Decker Corp.	3,700	245
* MGM Mirage, Inc.	4,013	236
* Ford Motor Co.	40,200	230
* O'Reilly Automotive, Inc.	8,000	228
* Cablevision Systems NY Group Class A	10,594	227
* Mohawk Industries, Inc.	3,100	222
* CarMax, Inc.	11,406	222
Clear Channel Communications, Inc.	7,520	220
BorgWarner, Inc.	4,800	207
* Apollo Group, Inc. Class A	4,700	203
Orient-Express Hotel Ltd.	4,400	190
* Lamar Advertising Co. Class A	5,000	180
* Liberty Global, Inc. Series C	5,446	177
E.W. Scripps Co. Class A	4,200	176
Weight Watchers International, Inc.	3,800	176
Gentex Corp.	10,200	175
Brinker International, Inc.	9,375	174
PetSmart, Inc.	8,400	172
Hearst-Argyle Television Inc.	8,300	171
* Liberty Global, Inc. Class A	5,015	171
* AutoNation, Inc.	11,292	169
Barnes & Noble, Inc.	5,400	166
D. R. Horton, Inc.	10,499	165
* Discovery Holding Co. Class A	7,682	163
Williams-Sonoma, Inc.	6,200	150
Thor Industries, Inc.	4,800	143
* Toll Brothers, Inc.	5,800	136
Centex Corp.	5,600	136
International Speedway Corp.	3,110	128
* Saks Inc.	10,200	127
* Office Depot, Inc.	11,400	126
* DIRECTV Group, Inc.	5,071	126
Wyndham Worldwide Corp.	5,919	122
Pulte Homes, Inc.	8,400	122
Dillard's Inc.	7,100	122
* The Goodyear Tire & Rubber Co.	4,400	114
Virgin Media Inc.	7,893	111
* The Cheesecake Factory Inc.	4,500	98
* IAC/InterActiveCorp	4,700	98
Lennar Corp. Class A	5,100	96
* Expedia, Inc.	3,568	78
* Career Education Corp.	4,500	57
Jones Apparel Group, Inc.	3,600	48
Comcast Corp. Special Class A	2,322	44
Sherwin-Williams Co.	600	31
The McGraw-Hill Cos., Inc.	700	26
Limited Brands, Inc.	1,424	24
* Sirius Satellite Radio, Inc.	8,300	24
Fortune Brands, Inc.	300	21
* Dollar Tree,Inc.	750	21
Foot Locker, Inc.	1,600	19
Lennar Corp. Class B	680	12
Newell Rubbermaid, Inc.	218	5
RadioShack Corp.	300	5

		31,565

Consumer Staples (4.9%)
The Procter & Gamble Co.	73,005	5,115
The Coca-Cola Co.	55,400	3,372
PepsiCo, Inc.	43,027	3,107
Wal-Mart Stores, Inc.	58,600	3,087
Philip Morris Internaltional Inc.	45,300	2,291
CVS/Caremark Corp.	38,198	1,547
Walgreen Co.	27,000	1,028
Altria Group, Inc.	45,300	1,006
Kraft Foods Inc.	29,065	901
Costco Wholesale Corp.	12,927	840
Archer-Daniels-Midland Co.	20,021	824
Colgate-Palmolive Co.	7,700	600
Kimberly-Clark Corp.	9,172	592
Wm. Wrigley Jr. Co.	7,600	478
Safeway, Inc.	15,934	468
Anheuser-Busch Cos., Inc.	9,000	427
Sysco Corp.	14,600	424
Avon Products, Inc.	10,600	419
Bunge Ltd.	4,700	408
Coca-Cola Enterprises, Inc.	15,500	375
Carolina Group	4,900	355
Molson Coors Brewing Co. Class B	6,600	347
Tyson Foods, Inc.	20,331	324
The Kroger Co.	12,400	315
The Estee Lauder Cos. Inc. Class A	6,800	312
The Clorox Co.	5,400	306
Brown-Forman Corp. Class B	4,600	305
Church & Dwight, Inc.	5,500	298
The Pepsi Bottling Group, Inc.	8,500	288
Hormel Foods Corp.	6,300	262
* Energizer Holdings, Inc.	2,894	262
Corn Products International, Inc.	7,000	260
* Constellation Brands, Inc. Class A	14,000	247
Alberto-Culver Co.	8,950	245
* Smithfield Foods, Inc.	9,400	242
Del Monte Foods Co.	24,400	233
PepsiAmericas, Inc.	8,700	222
* Hansen Natural Corp.	6,000	212
Dean Foods Co.	9,950	200
McCormick & Co., Inc.	5,400	200
Whole Foods Market, Inc.	5,600	185
Reynolds American Inc.	3,002	177
Kellogg Co.	3,200	168
General Mills, Inc.	2,400	144
Herbalife Ltd.	2,400	114
Wm. Wrigley Jr. Co. Class B	1,500	93
* Rite Aid Corp.	22,300	66
J.M. Smucker Co.	600	30
* NBTY, Inc.	1,000	30
Sara Lee Corp.	500	7
ConAgra Foods, Inc.	100	2

		33,760

Energy (6.1%)
ExxonMobil Corp.	133,794	11,316
Chevron Corp.	47,533	4,057
ConocoPhillips Co.	34,887	2,659
Schlumberger Ltd.	23,500	2,045
Devon Energy Corp.	12,246	1,278
* Transocean, Inc.	8,896	1,203
Apache Corp.	9,646	1,165
Occidental Petroleum Corp.	14,004	1,025
EOG Resources, Inc.	8,000	960
Halliburton Co.	24,200	952
XTO Energy, Inc.	14,166	876
Anadarko Petroleum Corp.	13,892	876
Hess Corp.	9,000	794
Valero Energy Corp.	15,268	750
Baker Hughes, Inc.	9,340	640
Williams Cos., Inc.	19,200	633
* National Oilwell Varco Inc.	10,578	618
Murphy Oil Corp.	6,700	550
Noble Corp.	10,400	517
Peabody Energy Corp.	10,000	510
Noble Energy, Inc.	6,500	473
Smith International, Inc.	7,179	461
CONSOL Energy, Inc.	6,600	457
Range Resources Corp.	6,950	441
ENSCO International, Inc.	7,000	438
Diamond Offshore Drilling, Inc.	3,200	372
Marathon Oil Corp.	8,082	369
* Cameron International Corp.	8,600	358
* Newfield Exploration Co.	6,700	354
* FMC Technologies Inc.	6,140	349
BJ Services Co.	12,200	348
Arch Coal, Inc.	7,800	339
Cabot Oil & Gas Corp.	6,500	330
* Pride International, Inc.	9,300	325
Pioneer Natural Resources Co.	6,500	319
Helmerich & Payne, Inc.	6,500	305
Chesapeake Energy Corp.	6,300	291
Rowan Cos., Inc.	6,700	276
St. Mary Land & Exploration Co.	6,600	254
* Plains Exploration & Production Co.	4,748	252
Foundation Coal Holdings, Inc.	4,800	242
W&T Offshore, Inc.	6,800	232
Patterson-UTI Energy, Inc.	8,502	223
Tesoro Corp.	6,752	203
* Global Industries Ltd.	11,500	185
* Nabors Industries, Inc.	4,400	149
Spectra Energy Corp.	6,496	148
* Weatherford International Ltd.	1,500	109
Massey Energy Co.	2,600	95
Cimarex Energy Co.	1,500	82
* Patriot Coal Corp.	1,000	47
El Paso Corp.	2,400	40
Overseas Shipholding Group Inc.	100	7
* Grant Prideco, Inc.	115	6

		42,303

Financials (7.6%)
Bank of America Corp.	98,435	3,732
JPMorgan Chase & Co.	72,316	3,106
American International Group, Inc.	58,306	2,522
Citigroup, Inc.	106,197	2,275
Wells Fargo & Co.	68,000	1,979
The Goldman Sachs Group, Inc.	11,000	1,819
U.S. Bancorp	41,500	1,343
American Express Co.	26,733	1,169
Wachovia Corp.	43,050	1,162
Prudential Financial, Inc.	13,341	1,044
Morgan Stanley	21,960	1,004
State Street Corp.	12,276	970
AFLAC Inc.	14,800	961
Merrill Lynch & Co., Inc.	22,050	898
MetLife, Inc.	14,500	874
CME Group, Inc.	1,680	788
Bank of New York Mellon Corp.	16,800	701
Lehman Brothers Holdings, Inc.	17,028	641
Charles Schwab Corp.	31,805	599
Loews Corp.	14,800	595
Franklin Resources Corp.	6,100	592
ProLogis REIT	8,864	522
Ameriprise Financial, Inc.	9,480	492
Public Storage, Inc. REIT	5,500	487
Fannie Mae	17,900	471
Aon Corp.	11,700	470
The Allstate Corp.	9,400	452
Hudson City Bancorp, Inc.	24,600	435
Progressive Corp. of Ohio	26,900	432
Boston Properties, Inc. REIT	4,500	414
Invesco, Ltd.	17,000	414
Simon Property Group, Inc. REIT	4,400	409
The Hartford Financial Services Group Inc.	5,200	394
Discover Financial Services	23,780	389
Unum Group	17,100	376
Assurant, Inc.	6,000	365
Nymex Holdings Inc.	4,000	363
Leucadia National Corp.	7,900	357
Moody's Corp.	9,800	341
Capital One Financial Corp.	6,900	340
Legg Mason Inc.	6,000	336
The Travelers Cos., Inc.	6,889	330
Torchmark Corp.	5,400	325
Avalonbay Communities, Inc. REIT	3,300	319
* SLM Corp.	20,500	315
Host Hotels & Resorts Inc. REIT	19,475	310
The St. Joe Co.	7,200	309
* CB Richard Ellis Group, Inc.	14,250	308
M & T Bank Corp.	3,800	306
People's United Financial Inc.	16,800	291
AMB Property Corp. REIT	5,200	283
Plum Creek Timber Co. Inc. REIT	6,900	281
The Principal Financial Group, Inc.	5,000	279
Zions Bancorp	6,100	278
* Markel Corp.	630	277
White Mountains Insurance Group Inc.	570	274
NYSE Euronext	4,400	272
Janus Capital Group Inc.	11,634	271
Jones Lang LaSalle Inc.	3,500	271
W.R. Berkley Corp.	9,750	270
Federated Investors, Inc.	6,700	262
Cullen/Frost Bankers, Inc.	4,900	260
* TD Ameritrade Holding Corp.	15,700	259
SEI Investments Co.	10,400	257
BlackRock, Inc.	1,250	255
* Arch Capital Group Ltd.	3,700	254
Bank of Hawaii Corp.	5,100	253
Commerce Bancshares, Inc.	5,961	251
Douglas Emmett, Inc. REIT	11,300	249
Sovereign Bancorp, Inc.	26,175	244
Lazard Ltd. Class A	6,300	241
Synovus Financial Corp.	21,600	239
StanCorp Financial Group, Inc.	5,000	239
Genworth Financial Inc.	10,200	231
Forest City Enterprise Class A	6,200	228
* Philadelphia Consolidated Holding Corp.	6,900	222
The Hanover Insurance Group Inc.	5,400	222
BancorpSouth, Inc.	9,500	220
Reinsurance Group of America, Inc.	4,000	218
Washington Federal Inc.	9,500	217
Eaton Vance Corp.	7,100	217
TFS Financial Corp.	18,000	217
BOK Financial Corp.	4,040	211
Transatlantic Holdings, Inc.	3,150	209
First Citizens BancShares Class A	1,467	204
City National Corp.	4,100	203
Apartment Investment & Management Co. Class A REIT	5,637	202
* Affiliated Managers Group, Inc.	2,200	200
* Alleghany Corp.	580	198
HCC Insurance Holdings, Inc.	8,700	197
American Financial Group, Inc.	7,650	196
Wesco Financial Corp.	480	194
SL Green Realty Corp. REIT	2,300	187
Federal Realty Investment Trust REIT	2,400	187
BRE Properties Inc. Class A REIT	4,000	182
Raymond James Financial, Inc.	7,850	180
Brown & Brown, Inc.	10,300	179
PNC Financial Services Group	2,700	177
Camden Property Trust REIT	3,400	171
* E*TRADE Financial Corp.	42,500	164
BB&T Corp.	5,000	160
SunTrust Banks, Inc.	2,600	143
Jefferies Group, Inc.	8,700	140
CNA Financial Corp.	5,400	139
Marshall & Ilsley Corp.	4,800	111
Allied World Assurance Holdings, Ltd.	2,500	99
* Liberty Media Corp.-Capital Series A	4,412	69
Toronto Dominion Bank	1,066	65
Washington Mutual, Inc.	5,638	58
Bear Stearns Co., Inc.	3,900	41
The Chubb Corp.	600	30
* IntercontinentalExchange Inc.	200	26
* Conseco, Inc.	2,477	25
Valley National Bancorp	1,300	25
UnionBanCal Corp.	500	25
Astoria Financial Corp.	900	24
Safeco Corp.	500	22
Wilmington Trust Corp.	700	22
Taubman Co. REIT	400	21
* GLG Partners, Inc.	1,700	20
Thornburg Mortgage, Inc. REIT	16,900	18
MGIC Investment Corp.	1,400	15
CapitalSource Inc. REIT	429	4
* MSCI, Inc.-Class A Shares	100	3

		52,603

Health Care (5.5%)
Johnson & Johnson	70,632	4,582
Pfizer Inc.	151,310	3,167
Abbott Laboratories	31,200	1,721
Merck & Co., Inc.	43,500	1,651
Medtronic, Inc.	29,300	1,417
* Gilead Sciences, Inc.	27,000	1,391
* Amgen, Inc.	31,024	1,296
* Genentech, Inc.	13,764	1,117
UnitedHealth Group Inc.	31,874	1,095
Wyeth	21,600	902
* Thermo Fisher Scientific, Inc.	13,603	773
Eli Lilly & Co.	14,800	764
* Medco Health Solutions, Inc.	16,962	743
* WellPoint Inc.	16,225	716
Schering-Plough Corp.	49,100	708
* Celgene Corp.	11,400	699
* Genzyme Corp.	8,780	654
Aetna Inc.	15,276	643
* Biogen Idec Inc.	10,260	633
Stryker Corp.	9,549	621
Allergan, Inc.	10,900	615
Cardinal Health, Inc.	11,290	593
Bristol-Myers Squibb Co.	27,700	590
* Zimmer Holdings, Inc.	7,470	582
* Express Scripts Inc.	8,400	540
McKesson Corp.	10,000	524
* St. Jude Medical, Inc.	11,368	491
* Forest Laboratories, Inc.	12,200	488
Baxter International, Inc.	7,800	451
CIGNA Corp.	10,300	418
* Laboratory Corp. of America Holdings	5,200	383
* Hospira, Inc.	8,060	345
AmerisourceBergen Corp.	8,248	338
Applera Corp.-Applied Biosystems Group	9,800	322
Covidien Ltd.	7,200	319
* Varian Medical Systems, Inc.	6,700	314
DENTSPLY International Inc.	8,100	313
Quest Diagnostics, Inc.	6,900	312
* Henry Schein, Inc.	5,200	298
* Waters Corp.	5,300	295
* Humana Inc.	6,500	292
Mylan Inc.	24,650	286
* Coventry Health Care Inc.	7,050	284
* Barr Pharmaceuticals Inc.	5,775	279
Beckman Coulter, Inc.	4,100	265
Pharmaceutical Product Development, Inc.	6,200	260
* Invitrogen Corp.	3,000	256
* Millipore Corp.	3,700	249
PerkinElmer, Inc.	10,100	245
* Patterson Cos.	6,600	240
IMS Health, Inc.	11,376	239
* Techne Corp.	3,500	236
* Boston Scientific Corp.	18,300	236
Universal Health Services Class B	3,400	183
* Lincare Holdings, Inc.	5,700	160
* Endo Pharmaceuticals Holdings, Inc.	6,500	156
Becton, Dickinson & Co.	1,684	145
* King Pharmaceuticals, Inc.	13,000	113
Omnicare, Inc.	5,700	104
* Sepracor Inc.	4,900	96
* Health Net Inc.	2,900	89
* Watson Pharmaceuticals, Inc.	2,600	76
* Covance, Inc.	600	50
C.R. Bard, Inc.	400	39
* Abraxis BioScience	62	4
* APP Pharmaceuticals, Inc.	250	3

		38,409

Industrials (5.9%)
General Electric Co.	240,009	8,883
United Technologies Corp.	24,876	1,712
The Boeing Co.	19,420	1,444
3M Co.	14,600	1,156
General Dynamics Corp.	12,000	1,000
Lockheed Martin Corp.	9,703	964
United Parcel Service, Inc.	12,200	891
FedEx Corp.	9,400	871
CSX Corp.	14,800	830
Caterpillar, Inc.	10,000	783
Union Pacific Corp.	5,959	747
Illinois Tool Works, Inc.	14,600	704
Deere & Co.	8,600	692
Norfolk Southern Corp.	12,600	684
Danaher Corp.	8,650	658
Honeywell International Inc.	10,600	598
Waste Management, Inc.	16,901	567
Precision Castparts Corp.	5,257	537
Fluor Corp.	3,624	512
* McDermott International, Inc.	9,300	510
Emerson Electric Co.	9,900	509
L-3 Communications Holdings, Inc.	4,600	503
Northrop Grumman Corp.	5,918	460
Parker Hannifin Corp.	6,500	450
Expeditors International of Washington, Inc.	9,700	438
C.H. Robinson Worldwide Inc.	7,669	417
Cummins Inc.	8,724	408
Rockwell Collins, Inc.	6,900	394
ITT Industries, Inc.	7,600	394
Southwest Airlines Co.	31,418	390
Joy Global Inc.	5,800	378
Flowserve Corp.	3,600	376
* Jacobs Engineering Group Inc.	5,100	375
Burlington Northern Santa Fe Corp.	3,838	354
* Terex Corp.	5,600	350
Fastenal Co.	7,400	340
* Foster Wheeler Ltd.	6,000	340
Roper Industries Inc.	5,400	321
Tyco International, Ltd.	7,200	317
The Manitowoc Co., Inc.	7,600	310
Ametek, Inc.	6,950	305
SPX Corp.	2,800	294
W.W. Grainger, Inc.	3,800	290
The Brink's Co.	4,300	289
Republic Services, Inc. Class A	9,700	284
* Stericycle, Inc.	5,500	283
* AGCO Corp.	4,700	281
The Dun & Bradstreet Corp.	3,400	277
* Alliant Techsystems, Inc.	2,544	263
Landstar System, Inc.	5,025	262
UTI Worldwide, Inc.	12,900	259
Equifax, Inc.	7,400	255
* USG Corp.	6,900	254
DRS Technologies, Inc.	4,300	251
Donaldson Co., Inc.	6,100	246
J.B. Hunt Transport Services, Inc.	7,700	242
Manpower Inc.	4,300	242
Trinity Industries, Inc.	8,980	239
* General Cable Corp.	3,900	230
* United Rentals, Inc.	12,000	226
IDEX Corp.	7,200	221
* Shaw Group, Inc.	4,600	217
Graco, Inc.	5,900	214
Robert Half International, Inc.	8,200	211
Oshkosh Truck Corp.	5,800	210
Raytheon Co.	3,100	200
Pall Corp.	5,700	200
Trane, Inc.	4,300	197
* Thomas & Betts Corp.	5,000	182
The Toro Co.	4,300	178
* Spirit Aerosystems Holdings Inc.	7,600	169
* URS Corp.	5,000	163
Rockwell Automation, Inc.	2,400	138
Cintas Corp.	4,550	130
* Allied Waste Industries, Inc.	9,800	106
Ryder System, Inc.	1,400	85
KBR Inc.	2,800	78
* Copa Holdings SA Class A	1,800	69
* US Airways Group Inc.	6,800	61
Carlisle Co., Inc.	1,400	47
PACCAR, Inc.	900	41
* Gardner Denver Inc.	600	22
* WESCO International, Inc.	500	18
Pentair, Inc.	500	16
* Owens Corning Inc.	430	8
* Quanta Services, Inc.	300	7
* Avis Budget Group, Inc.	393	4
Armstrong Worldwide Industries, Inc.	100	4

		41,035

Information Technology (7.3%)
Microsoft Corp.	188,900	5,361
* Cisco Systems, Inc.	157,300	3,789
International Business Machines Corp.	32,047	3,690
* Apple Inc.	23,013	3,302
Hewlett-Packard Co.	66,312	3,028
* Google Inc.	6,040	2,660
Intel Corp.	121,100	2,565
* Oracle Corp.	104,500	2,044
QUALCOMM Inc.	41,100	1,685
Texas Instruments, Inc.	41,100	1,162
Corning, Inc.	42,200	1,014
* Dell Inc.	44,200	880
* Yahoo! Inc.	29,200	845
Applied Materials, Inc.	42,951	838
* EMC Corp.	51,900	744
Automatic Data Processing, Inc.	16,600	704
* eBay Inc.	23,400	698
* Adobe Systems, Inc.	17,000	605
Motorola, Inc.	62,706	583
Western Union Co.	27,014	575
* Symantec Corp.	29,862	496
MasterCard, Inc. Class A	2,130	475
Xerox Corp.	27,700	415
* Electronic Arts Inc.	8,143	406
* NVIDIA Corp.	19,900	394
* Intuit, Inc.	13,800	373
* Fiserv, Inc.	7,625	367
Amphenol Corp.	9,100	339
Analog Devices, Inc.	11,434	338
Paychex, Inc.	9,850	337
* Sun Microsystems, Inc.	21,250	330
* BMC Software, Inc.	10,100	328
Altera Corp.	17,800	328
KLA-Tencor Corp.	8,800	326
Electronic Data Systems Corp.	19,500	325
National Semiconductor Corp.	17,100	313
* Autodesk, Inc.	9,400	296
* Agilent Technologies, Inc.	9,844	294
Microchip Technology, Inc.	8,800	288
Intersil Corp.	10,800	277
* Citrix Systems, Inc.	9,200	270
* Iron Mountain, Inc.	10,175	269
Global Payments Inc.	6,500	269
* Affiliated Computer Services, Inc. Class A	5,300	266
* Avnet, Inc.	8,100	265
* Mettler-Toledo International Inc.	2,700	262
* NetApp, Inc.	12,912	259
* Broadcom Corp.	13,350	257
* Arrow Electronics, Inc.	7,500	252
Linear Technology Corp.	8,200	252
* NeuStar, Inc. Class A	9,502	252
* LAM Research Corp.	6,500	248
Tyco Electronics Ltd.	7,200	247
* DST Systems, Inc.	3,600	237
* Computer Sciences Corp.	5,700	233
Fidelity National Information Services, Inc.	5,500	210
Molex, Inc.	8,466	196
* Compuware Corp.	26,600	195
* Ingram Micro, Inc. Class A	12,100	192
* NCR Corp.	8,336	190
* Teradata Corp.	8,336	184
Total System Services, Inc.	6,900	163
* Lexmark International, Inc.	4,500	138
AVX Corp.	10,700	137
CA, Inc.	5,930	133
* Cadence Design Systems, Inc.	12,400	132
* Western Digital Corp.	4,800	130
* Tellabs, Inc.	22,600	123
* BEA Systems, Inc.	6,100	117
* Synopsys, Inc.	4,800	109
Harris Corp.	2,100	102
* Teradyne, Inc.	8,000	99
* Advanced Micro Devices, Inc.	15,000	88
Jabil Circuit, Inc.	9,100	86
Broadridge Financial Solutions LLC	4,275	75
* LSI Corp.	14,400	71
* ADC Telecommunications, Inc.	5,528	67
* Integrated Device Technology Inc.	6,200	55
* EchoStar Corp.	1,751	52
* Convergys Corp.	3,100	47
* Tech Data Corp.	1,400	46
Accenture Ltd.	1,300	46
Xilinx, Inc.	1,800	43
* Metavante Technologies	1,600	32
* Novellus Systems, Inc.	1,000	21

		50,934

Materials (1.9%)
Monsanto Co.	15,108	1,685
Freeport-McMoRan Copper & Gold, Inc. Class B	10,387	999
Praxair, Inc.	9,500	800
E.I. du Pont de Nemours & Co.	16,900	790
Nucor Corp.	10,400	704
Newmont Mining Corp. (Holding Co.)	13,589	616
United States Steel Corp.	4,600	584
* The Mosaic Co.	5,600	575
Alcoa Inc.	14,588	526
Dow Chemical Co.	13,500	497
Sigma-Aldrich Corp.	7,000	418
* Owens-Illinois, Inc.	6,759	381
AK Steel Holding Corp.	6,900	375
Steel Dynamics, Inc.	11,200	370
Ecolab, Inc.	7,900	343
Cleveland-Cliffs Inc.	2,700	324
Reliance Steel & Aluminum Co.	5,400	323
Celanese Corp. Series A	7,800	305
Allegheny Technologies Inc.	4,100	293
FMC Corp.	5,100	283
Nalco Holding Co.	12,400	262
Airgas, Inc.	5,500	250
Martin Marietta Materials, Inc.	2,286	243
* Pactiv Corp.	9,100	239
Sealed Air Corp.	9,200	232
Cytec Industries, Inc.	4,300	232
Scotts Miracle-Gro Co.	5,300	172
Carpenter Technology Corp.	2,500	140
* Domtar Corp.	13,200	90
* Smurfit-Stone Container Corp.	7,388	57
* Crown Holdings, Inc.	1,100	28
Ball Corp.	500	23
Vulcan Materials Co.	334	22
Albemarle Corp.	600	22
Westlake Chemical Corp.	1,500	20
Ashland, Inc.	300	14

		13,237

Telecommunication Services (1.5%)
AT&T Inc.	138,166	5,292
Verizon Communications Inc.	58,200	2,121
Sprint Nextel Corp.	96,777	647
* Crown Castle International Corp.	10,500	362
Qwest Communications International Inc.	69,100	313
Embarq Corp.	6,858	275
* SBA Communications Corp.	8,500	254
* American Tower Corp. Class A	6,400	251
CenturyTel, Inc.	7,475	248
* Clearwire Corp.	13,200	195
* U.S. Cellular Corp.	3,550	195
Telephone & Data Systems, Inc.	3,200	126
Telephone & Data Systems, Inc. - Special Common Shar	3,000	112
Windstream Corp.	7,139	85
Citizens Communications Co.	937	10

		10,486

Utilities (1.8%)
Exelon Corp.	18,500	1,503
FPL Group, Inc.	12,400	778
Entergy Corp.	5,800	633
Public Service Enterprise Group, Inc.	15,600	627
PPL Corp.	12,700	583
Edison International	11,800	578
Constellation Energy Group, Inc.	6,500	574
Sempra Energy	9,867	526
PG&E Corp.	12,200	449
Questar Corp.	7,876	445
* AES Corp.	25,200	420
* NRG Energy, Inc.	10,300	402
* Mirant Corp.	10,754	391
* Reliant Energy, Inc.	16,100	381
Equitable Resources, Inc.	6,300	371
Allegheny Energy, Inc.	7,211	364
Energen Corp.	4,900	305
Wisconsin Energy Corp.	6,800	299
MDU Resources Group, Inc.	11,150	274
* Dynegy, Inc.	34,000	268
CenterPoint Energy Inc.	18,191	260
Integrys Energy Group, Inc.	5,400	252
NSTAR	7,900	240
Southern Co.	6,600	235
Duke Energy Corp.	12,992	232
CMS Energy Corp.	16,901	229
Sierra Pacific Resources	18,017	228
Southern Union Co.	9,500	221
Aqua America, Inc.	11,700	220
Northeast Utilities	8,900	218
Dominion Resources, Inc.	4,308	176
FirstEnergy Corp.	900	62
SCANA Corp.	1,400	51
NiSource, Inc.	1,077	19

		12,814

Total Common Stocks
(Cost $207,760)		327,146

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (52.3%)

Alaska (0.3%)
Matanuska-Susitna Borough AK GO	5.500%	3/1/2012 (3)	1,695	1,803

Arizona (2.9%)
Arizona Transp. Board Highway Rev.	5.250%	7/1/2012 (Prere.)	1,965	2,150
Arizona Transp. Board Highway Rev.	5.250%	7/1/2017	2,215	2,394
Glendale AZ Trans. Excise Tax Rev.	5.000%	7/1/2023 (1)	4,585	4,722
Phoenix AZ Civic Improvement Corp. Water System Rev.	5.500%	7/1/2015 (3)	5,525	5,965
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/2024	5,000	4,719

				19,950

California (2.6%)
California GO	6.000%	2/1/2016	2,000	2,276
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	9/1/2011 (2)	1,535	1,563
California State Dept. of Water Resources Power Supply Rev.	5.500%	5/1/2014 (2)	4,065	4,422
California State Dept. of Water Resources Power Supply Rev.	5.500%	5/1/2015 (2)	3,000	3,227
California State Econ. Recovery Bonds	5.000%	7/1/2015	2,100	2,269
Los Angeles CA USD GO	6.000%	7/1/2008 (3)	1,000	1,010
Oakland CA Redev. Agency (Central Dist.)	5.000%	9/1/2021 (2)	3,000	3,049

				17,816

Colorado (1.8%)
Colorado Dept. of Transp. Rev.	5.250%	12/15/2013 (2)(Prere.)	3,750	4,194
Colorado Springs CO Util. System Rev.	5.375%	11/15/2013	2,775	2,991
Univ. of Colorado Enterprise System Rev.	5.000%	6/1/2023 (3)	5,025	5,088

				12,273

District of Columbia (0.5%)
District of Columbia Univ. Rev. (George Washington Univ.)	6.000%	9/15/2011 (1)	3,000	3,156

Florida (2.3%)
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/2016 (2)	5,000	5,395
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/2012	3,565	3,797
Florida Turnpike Auth. Rev.	5.250%	7/1/2009 (3)	485	493
Florida Turnpike Auth. Rev.	5.250%	7/1/2010 (3)	825	838
Orange County FL School Board VRDO	1.700%	4/1/2008 (1)	1,750	1,750
Seminole County FL Water & Sewer Rev.	5.000%	10/1/2023	2,435	2,508
Tampa FL Health System Rev. (Catholic Healthcare East)	5.000%	11/15/2009 (1)	1,000	1,035

				15,816

Georgia (1.6%)
Atlanta GA Airport Fac. Rev.	5.750%	1/1/2013 (3)	3,370	3,518
Georgia GO	5.500%	7/1/2014	4,000	4,529
Georgia Muni. Electric Power Auth. Rev.	6.250%	1/1/2012 (1)	3,000	3,353

				11,400

Hawaii (1.5%)
Hawaii GO	5.875%	10/1/2010 (1)(Prere.)	1,870	2,026
Hawaii GO	5.000%	10/1/2024 (1)	3,000	3,055
Honolulu HI City & County GO	5.000%	7/1/2019 (4)	2,000	2,139
Honolulu HI City & County GO	5.000%	7/1/2020 (4)	3,205	3,393

				10,613

Illinois (1.4%)
Chicago IL (City Colleges Improvement) GO	0.000%	1/1/2012 (3)	2,380	2,089
Illinois GO	5.250%	8/1/2012 (1)	3,700	4,048
Illinois Sales Tax Rev.	0.000%	12/15/2016 (2)	5,000	3,409

				9,546

Indiana (1.1%)
Indiana Health Fac. Auth. Finance Auth. Rev. (Clarian Health Obligation Group)	5.000%	2/15/2025	3,290	3,166
Indiana Muni. Power Agency Rev.	5.250%	1/1/2015 (1)	4,440	4,753

				7,919

Louisiana (0.9%)
Louisiana GO	5.500%	5/15/2015 (3)	2,665	2,828
Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.000%	5/15/2016	3,260	3,336

				6,164

Maryland (2.2%)
Baltimore MD Consolidated Public Improvement GO	5.000%	10/15/2017 (2)	2,240	2,404
Baltimore MD Consolidated Public Improvement GO	5.000%	10/15/2018 (2)	2,365	2,525
Baltimore MD Consolidated Public Improvement GO	5.000%	10/15/2019 (2)	2,185	2,321
Maryland Dept. of Transp.	5.000%	3/1/2013	5,400	5,894
Maryland GO	5.500%	8/1/2008	2,250	2,278

				15,422

Massachusetts (3.6%)
Chelsea MA GO	5.500%	6/15/2011 (2)	740	751
Chelsea MA GO	5.500%	6/15/2012 (2)	735	746
Massachusetts Bay Transp. Auth. Rev.	5.125%	3/1/2009 (Prere.)	1,695	1,764
Massachusetts Bay Transp. Auth. Rev.	5.000%	7/1/2022	5,000	5,342
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/2025 (1)	2,045	2,260
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/2026 (1)	3,500	3,840
Massachusetts GO	5.500%	11/1/2013 (3)	2,000	2,241
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	6.500%	7/1/2012	1,880	1,970
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.)	5.000%	10/1/2017 (1)	1,000	1,020
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/2009 (Prere.)	415	442
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/2010	1,365	1,439
Massachusetts Water Resources Auth. Rev.	5.250%	8/1/2017 (4)	3,000	3,364

				25,179

Michigan (1.8%)
Mason MI Public School Dist. (School Building & Site) GO	5.250%	5/1/2017 (4)	1,850	2,022
Michigan Building Auth. Rev.	5.125%	10/15/2008 (Prere.)	3,015	3,066
Michigan Hosp. Finance Auth. Rev. (Ascension Health) PUT	5.000%	11/1/2012	4,735	5,056
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.875%	10/1/2010 (Prere.)	2,110	2,306

				12,450

Minnesota (0.6%)
Minnesota GO	5.000%	6/1/2012	3,730	4,044

Mississippi (0.8%)
Mississippi GO	5.500%	12/1/2018	2,750	3,106
Mississippi GO	5.500%	12/1/2019	2,000	2,254

				5,360

Missouri (1.7%)
Curators of the Univ. of Missouri System Fac. Rev.	5.000%	11/1/2026	4,410	4,479
Missouri Health & Educ. Fac. Auth. (Washington Univ.)	6.000%	3/1/2010 (Prere.)	4,000	4,314
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Episcopal - Presbyterian Hosp.)	5.500%	12/1/2015 (4)	2,965	3,144

				11,937

Nevada (0.8%)
Clark County NV School Dist. GO	5.000%	6/15/2018	5,190	5,587

New Jersey (1.5%)
New Jersey Transp. Corp. COP	5.500%	9/15/2011 (2)	3,000	3,236
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/2011 (1)(Prere.)	625	700
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/2011 (1)(Prere.)	330	369
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/2011 (1)(Prere.)	1,440	1,612
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/2020 (3)	4,000	4,437

				10,354

New York (5.8%)
Erie County NY GO	6.125%	1/15/2011 (3)	610	665
Hempstead NY GO	5.625%	2/1/2011 (3)	685	692
Huntington NY GO	6.700%	2/1/2010 (3)	375	403
Long Island NY Power Auth. Electric System Rev.	5.500%	12/1/2009 (2)	2,000	2,097
Long Island NY Power Auth. Electric System Rev.	5.500%	12/1/2011 (2)	3,000	3,252
Long Island NY Power Auth. Electric System Rev.	5.500%	12/1/2012 (4)(ETM)	2,000	2,211
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	6.125%	4/1/2010 (3)(Prere.)	2,110	2,268
New York City NY GO VRDO	0.980%	4/2/2008 LOC	500	500
New York City NY Transitional Finance Auth. Rev.	5.875%	5/1/2010 (Prere.)	3,305	3,574
New York City NY Transitional Finance Auth. Rev.	5.375%	2/1/2013	2,000	2,190
New York State Dormitory Auth. Rev. (Vassar Brothers Hosp.)	5.100%	7/1/2010 (4)	1,500	1,533
New York State Dormitory Auth. Rev. Non State Supported Debt (Mount Sinai School of Medicine of New York Un	5.000%	7/1/2023 (1)	4,000	4,098
New York State Dormitory Auth. Rev. Non State Supported Debt (Mount Sinai School of Medicine of New York Un	5.000%	7/1/2024 (1)	3,800	3,867
New York State Thruway Auth. Rev.	5.000%	1/1/2021 (1)	8,490	8,986
New York State Thruway Auth. Rev. (Service Contract)	5.500%	4/1/2014	4,000	4,339

				40,675

North Carolina (0.6%)
North Carolina Eastern Muni. Power Agency Rev.	5.125%	1/1/2014	2,400	2,458
North Carolina GO	5.000%	3/1/2020	2,000	2,110

				4,568

Ohio (3.8%)
Buckeye OH Tobacco Settlement Financing Corp. Rev.	5.125%	6/1/2024	1,600	1,492
Cleveland OH Public Power System Rev.	5.000%	11/15/2020 (3)	5,000	5,143
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	9/1/2013 (1)	1,775	1,814
Ohio Common Schools GO VRDO	1.950%	4/7/2008	300	300
Ohio GO	5.500%	2/1/2019	2,000	2,263
Ohio Higher Educ. GO	5.000%	2/1/2025	1,160	1,183
Ohio Mental Health Capital Fac. Rev.	5.000%	8/1/2011 (2)	4,190	4,463
Ohio State Conservation Projects GO	5.000%	3/1/2017	3,885	4,197
Ohio Water Dev. Auth. PCR	5.000%	6/1/2017	5,000	5,428

				26,283

Oklahoma (0.4%)
Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	7/1/2025 (2)	3,000	3,045

Oregon (0.4%)
Oregon State Dept. Administrative Services	5.750%	4/1/2009 (4)(Prere.)	2,400	2,520

Pennsylvania (2.0%)
Pennsylvania GO	5.250%	2/1/2012 (3)	3,500	3,802
Pennsylvania GO	5.000%	9/1/2014 (4)	3,000	3,302
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/2008 (2)(Prere.)	115	119
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/2009 (2)(ETM)	420	433
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/2009 (2)	195	200
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/2011 (2)(ETM)	310	318
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/2011 (2)	30	31
Philadelphia PA Airport Parking Auth.	5.750%	9/1/2008 (2)	1,150	1,165
Philadelphia PA School Dist. GO	5.000%	8/1/2020 (2)	3,500	3,623
Philadelphia PA Water & Waste Water Rev.	6.250%	8/1/2009 (1)	1,000	1,045

				14,038

Puerto Rico (0.8%)
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.250%	7/1/2014 (3)	2,425	2,553
Puerto Rico Public Finance Corp.	6.000%	8/1/2026 (4)((ETM)	3,000	3,455

				6,008

South Carolina (1.5%)
Charleston SC Educ. Excellence Financing Corp. Rev.	5.250%	12/1/2026	2,610	2,613
Piedmont SC Muni. Power Agency Rev.	0.000%	1/1/2024 (3)	4,000	1,620
South Carolina Transp. Infrastructure Rev.	5.250%	10/1/2013 (2)	5,700	6,223

				10,456

Tennessee (1.3%)
Metro. Govt. of Nashville & Davidson County TN Water & Sewer Rev.	6.500%	1/1/2009 (3)	2,000	2,061
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/2016	7,500	7,327

				9,388

Texas (4.8%)
Austin TX Water & Wastewater System Rev.	5.750%	5/15/2010 (1)(Prere.)	2,200	2,355
Dallas TX Civic Center Refunding & Improvement Rev.	4.600%	8/15/2009 (1)	110	112
Dallas TX Civic Center Refunding & Improvement Rev.	4.700%	8/15/2010 (1)	815	829
Houston TX Water & Sewer System Rev.	0.000%	12/1/2008 (2)	2,750	2,709
Lubbock TX Health Fac. Dev. Corp. Rev. (St. Joseph's Health System)	5.000%	7/1/2008 (4)	1,645	1,657
San Antonio TX Electric & Gas Rev.	5.125%	2/1/2009	1,000	1,027
San Antonio TX Electric & Gas Rev.	5.000%	2/1/2021	3,405	3,539
San Antonio TX GO	5.000%	8/1/2018	5,470	5,918
San Antonio TX Muni. Drain Util. System Rev.	5.250%	2/1/2027 (1)	3,635	3,716
San Antonio TX Water Rev.	6.500%	5/15/2010 (1)(ETM)	75	78
Southwest Texas Higher Educ. Auth. Inc. Rev. (Southern Methodist Univ.)	5.000%	10/1/2016 (2)	5,260	5,739
Texas Muni. Power Agency Rev.	0.000%	9/1/2010 (2)(ETM)	160	150
Univ. of Texas Permanent Univ. Fund Rev.	5.250%	8/15/2018	4,900	5,438

				33,267

Washington (0.6%)
Port of Seattle WA Rev.	5.000%	3/1/2020 (1)	3,000	3,098
Washington GO	6.000%	6/1/2012	1,000	1,120

				4,218

Wisconsin (0.4%)
Wisconsin GO	5.750%	5/1/2011 (Prere.)	1,340	1,464
Wisconsin GO	5.750%	5/1/2011 (Prere.)	1,355	1,480

				2,944

Total Municipal Bonds
(Cost $360,580)				364,199

Total Investments (99.3%)
(Cost $568,340)				691,345

Other Assets and Liabilities - Net (0.7%)				4,577

Net Assets (100%)				695,922

* Non-income-producing security.
REIT — Real Estate Investment Trust.

KEY TO ABBREVIATIONS

ARS — Auction Rate Security.
BAN
— Bond Anticipation Note.
COP — Certificate of Participation.
CP — Commercial Paper.
FR — Floating Rate.
GAN — Grant Anticipation Note.
GO — General Obligation Bond.
IDA — Industrial Development Authority Bond.
IDR — Industrial Development Revenue Bond.
PCR — Pollution Control Revenue Bond.
PUT — Put Option Obligation.
RAN — Revenue Anticipation Note.
TAN — Tax Anticipation Note.
TOB — Tender Option Bond.
TRAN — Tax Revenue Anticipation Note.
UFSD — Union Free School District.
USD — United School District.
VRDO — Variable Rate Demand Obligation.
(ETM) — Escrowed to Maturity.
(Prere.) — Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
The insurance does not guarantee the market value of the municipal bonds.
LOC — Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At March 31, 2008, the cost of investment securities for tax purposes was $568,340,000. Net unrealized appreciation of investment securities for tax purposes was $123,005,000, consisting of unrealized gains of $134,359,000 on securities that had risen in value since their purchase and $11,354,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 (“FAS 157), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels:

Level 1 — quoted prices in active markets for identical securities.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table sumamrizes the inputs used to value the fund’s net assets as of March 31, 2008:

Valuation Inputs	Investments in Securities ($000)

Level 1- Quoted Prices	327,139

Level 2- Other Significant Observable Inputs	364,206

Level 3- Significant Unobservable Inputs	-

Total	691,345

Vanguard Tax-Managed Small-Cap Fund
Schedule of Investments
March 31, 2008

	Shares	Market Value ($000)

Common Stocks (100.0%)

Consumer Discretionary (12.2%)
* LKQ Corp.	436,839	9,816
* Jack in the Box Inc.	273,389	7,346
* Sonic Corp.	322,752	7,113
Wolverine World Wide, Inc.	231,207	6,707
Polaris Industries, Inc.	148,328	6,083
* Fossil, Inc.	189,830	5,797
* WMS Industries, Inc.	161,034	5,792
Arbitron Inc.	125,434	5,414
* Deckers Outdoor Corp.	48,823	5,264
* Panera Bread Co.	123,482	5,173
* Tractor Supply Co.	125,993	4,979
* Bright Horizons Family Solutions, Inc.	109,678	4,720
Aaron Rents, Inc.	209,698	4,517
* Crocs, Inc.	256,288	4,477
* The Gymboree Corp.	111,396	4,442
* Quiksilver, Inc.	401,217	3,936
* Iconix Brand Group Inc.	220,992	3,834
Men's Wearhouse, Inc.	160,252	3,729
* Live Nation, Inc.	277,208	3,363
Pool Corp.	177,194	3,347
* Coinstar, Inc.	116,640	3,282
* JAKKS Pacific, Inc.	118,257	3,260
* Champion Enterprises, Inc.	322,200	3,232
* CEC Entertainment Inc.	108,648	3,138
* P.F. Chang's China Bistro, Inc.	98,884	2,812
* Blue Nile Inc.	51,230	2,774
* Zale Corp.	139,865	2,764
* Tween Brands, Inc.	107,562	2,661
* Red Robin Gourmet Burgers, Inc.	70,372	2,644
* Skechers U.S.A., Inc.	125,361	2,534
IHOP Corp.	50,439	2,416
* The Dress Barn, Inc.	181,338	2,347
Sonic Automotive, Inc.	112,253	2,307
* The Children's Place Retail Stores, Inc.	90,983	2,235
Hillenbrand Inc.	100,000	2,210
* Texas Roadhouse, Inc.	223,899	2,194
Ethan Allen Interiors, Inc.	75,200	2,138
Superior Industries International, Inc.	96,403	2,000
* Papa John's International, Inc.	80,994	1,961
* Cabela's Inc.	138,419	1,960
* Genesco, Inc.	84,090	1,943
* Pinnacle Entertainment, Inc.	150,703	1,929
* Drew Industries, Inc.	78,591	1,922
Brown Shoe Co., Inc.	125,549	1,892
UniFirst Corp.	49,958	1,853
Winnebago Industries, Inc.	106,964	1,808
* Meritage Corp.	89,540	1,730
The Marcus Corp.	89,727	1,723
* Hibbett Sports Inc.	108,325	1,673
* Pre-Paid Legal Services, Inc.	39,380	1,670
The Pep Boys (Manny, Moe & Jack)	165,275	1,646
Cato Corp. Class A	108,899	1,627
* Jos. A. Bank Clothiers, Inc.	75,799	1,554
K-Swiss, Inc.	96,557	1,528
Fred's, Inc.	140,570	1,441
* Charlotte Russe Holding Inc.	83,091	1,441
La-Z-Boy Inc.	170,500	1,422
Stage Stores, Inc.	87,056	1,410
* Peet's Coffee & Tea Inc.	56,413	1,326
* Buffalo Wild Wings Inc.	53,621	1,314
CKE Restaurants Inc.	116,357	1,306
* Jo-Ann Stores, Inc.	87,771	1,293
Triarc Cos., Inc. Class B	184,165	1,273
Standard Pacific Corp.	249,886	1,214
* Maidenform Brands, Inc.	74,409	1,211
* Sturm, Ruger & Co., Inc.	140,564	1,158
* PetMed Express, Inc.	102,457	1,136
* Zumiez Inc.	69,449	1,090
Oxford Industries, Inc.	46,066	1,038
National Presto Industries, Inc.	19,778	1,036
Libbey, Inc.	60,382	1,017
* Volcom, Inc.	48,145	973
* Perry Ellis International Corp.	43,963	960
Spartan Motors, Inc.	105,408	892
Movado Group, Inc.	45,612	889
Monaco Coach Corp.	93,649	888
Group 1 Automotive, Inc.	37,735	886
O'Charley's Inc.	74,736	861
* Midas Inc.	49,570	852
Skyline Corp.	28,558	794
* AH Belo Corp.	67,247	769
* Stamps.com Inc.	73,770	757
* MarineMax, Inc.	57,395	715
Haverty Furniture Cos., Inc.	66,232	705
* Russ Berrie and Co., Inc.	50,068	704
* Steak n Shake Co.	84,407	664
* Hot Topic, Inc.	150,627	649
Landry's Restaurants, Inc.	39,194	638
* Audiovox Corp.	48,800	521
Stein Mart, Inc.	89,207	501
Lithia Motors, Inc.	45,766	465
CPI Corp.	24,876	430
* 4Kids Entertainment Inc.	36,143	353
Nautilus Inc.	97,761	322
Bassett Furniture Industries, Inc.	25,746	318
Standard Motor Products, Inc.	51,626	316
Building Materials Holding Corp.	70,216	308
Christopher & Banks Corp.	29,198	292
* RC2 Corp.	13,570	285
Triarc Cos., Inc. Class A	43,900	277
* California Pizza Kitchen, Inc.	17,377	228
* Universal Electronics, Inc.	8,003	194
Arctic Cat, Inc.	22,787	166
* Fleetwood Enterprises, Inc.	27,152	125
M/I Homes, Inc.	5,695	97
* Monarch Casino & Resort, Inc.	5,380	95
* Universal Technical Institute Inc.	7,080	83
* Tuesday Morning Corp.	11,359	59
* Shuffle Master, Inc.	10,628	57
* Multimedia Games Inc.	10,576	56
Big 5 Sporting Goods Corp.	6,235	55
* Radio One, Inc. Class D	28,346	43
Finish Line, Inc.	7,514	36
Deerfield Capital Corp.	24,180	33
* Select Comfort Corp.	6,802	24
* Ruth's Chris Steak House Inc.	2,907	20

		221,697

Consumer Staples (3.7%)
Flowers Foods, Inc.	324,122	8,022
* Ralcorp Holdings, Inc.	113,207	6,583
* Chattem, Inc.	79,774	5,292
Longs Drug Stores, Inc.	122,390	5,197
* Hain Celestial Group, Inc.	166,434	4,910
* Performance Food Group Co.	147,233	4,812
Casey's General Stores, Inc.	212,077	4,793
The Andersons, Inc.	68,220	3,043
* TreeHouse Foods Inc.	130,827	2,991
Lance, Inc.	130,132	2,551
Sanderson Farms, Inc.	66,477	2,527
WD-40 Co.	73,698	2,450
* The Great Atlantic & Pacific Tea Co., Inc.	88,718	2,326
* United Natural Foods, Inc.	116,083	2,172
Nash-Finch Co.	56,303	1,913
* Alliance One International, Inc.	280,411	1,694
Spartan Stores, Inc.	78,032	1,627
J & J Snack Foods Corp.	57,766	1,587
* Boston Beer Co., Inc. Class A	33,100	1,573
* Central Garden & Pet Co. Class A	240,514	1,068
* Spectrum Brands Inc.	156,615	716
Mannatech, Inc.	28,054	200
* USANA Health Sciences, Inc.	1,159	26

		68,073

Energy (9.9%)
Cabot Oil & Gas Corp.	403,854	20,532
* Oceaneering International, Inc.	232,300	14,635
* Helix Energy Solutions Group, Inc.	382,954	12,063
Massey Energy Co.	313,215	11,432
* Atwood Oceanics, Inc.	114,933	10,542
* Unit Corp.	175,909	9,965
St. Mary Land & Exploration Co.	243,672	9,381
* W-H Energy Services, Inc.	114,771	7,902
* SEACOR Holdings Inc.	89,080	7,604
Penn Virginia Corp.	158,059	6,969
* Stone Energy Corp.	117,554	6,149
* Bristow Group, Inc.	98,888	5,307
* Swift Energy Co.	116,271	5,231
* Patriot Coal Corp.	102,153	4,798
* Dril-Quip, Inc.	102,658	4,771
* Hornbeck Offshore Services, Inc.	97,743	4,464
* TETRA Technologies, Inc.	278,509	4,412
* Petroleum Development Corp.	63,354	4,389
* ION Geophysical Corp.	306,070	4,224
Lufkin Industries, Inc.	63,304	4,040
* NATCO Group Inc.	73,434	3,433
CARBO Ceramics Inc.	85,476	3,428
* Pioneer Drilling Co.	208,713	3,325
World Fuel Services Corp.	103,052	2,893
* PetroQuest Energy, Inc.	163,650	2,838
* Basic Energy Services Inc.	86,274	1,905
* Matrix Service Co.	94,680	1,627
* Superior Well Services, Inc.	60,334	1,320
Gulf Island Fabrication, Inc.	5,548	159

		179,738

Financials (16.3%)
* Investment Technology Group, Inc.	185,962	8,588
* Philadelphia Consolidated Holding Corp.	234,885	7,563
* ProAssurance Corp.	138,830	7,473
Susquehanna Bancshares, Inc.	321,134	6,542
Whitney Holdings Corp.	261,186	6,475
Home Properties, Inc. REIT	131,219	6,297
BioMed Realty Trust, Inc. REIT	258,290	6,170
Essex Property Trust, Inc. REIT	54,107	6,167
UMB Financial Corp.	140,834	5,802
Zenith National Insurance Corp.	155,415	5,573
National Penn Bancshares Inc.	301,981	5,493
Delphi Financial Group, Inc.	181,581	5,308
Selective Insurance Group	211,537	5,052
Hilb, Rogal and Hamilton Co.	152,604	4,802
Old National Bancorp	252,624	4,547
Senior Housing Properties Trust REIT	182,396	4,323
United Bankshares, Inc.	161,584	4,306
Extra Space Storage Inc. REIT	257,743	4,173
R.L.I. Corp.	83,606	4,144
The South Financial Group, Inc.	276,314	4,106
Glacier Bancorp, Inc.	213,983	4,102
Prosperity Bancshares, Inc.	142,412	4,082
First Midwest Bancorp, Inc.	146,803	4,077
Cash America International Inc.	109,836	3,998
Hancock Holding Co.	94,574	3,974
East West Bancorp, Inc.	209,948	3,727
optionsXpress Holdings Inc.	170,030	3,521
Kilroy Realty Corp. REIT	70,315	3,453
* Forestar Real Estate Group, Inc.	135,539	3,376
Infinity Property & Casualty Corp.	81,075	3,373
National Retail Properties REIT	152,935	3,372
Umpqua Holdings Corp.	215,896	3,349
United Fire & Casualty Co.	88,648	3,315
Sterling Bancshares, Inc.	311,411	3,095
Wintrust Financial Corp.	88,462	3,092
Entertainment Properties Trust REIT	60,398	2,979
Sterling Financial Corp.	186,865	2,917
TrustCo Bank NY	314,526	2,796
* Navigators Group, Inc.	51,102	2,780
Mid-America Apartment Communities, Inc. REIT	54,740	2,728
First Commonwealth Financial Corp.	233,927	2,711
First BanCorp Puerto Rico	266,244	2,705
Community Bank System, Inc.	107,137	2,631
Tanger Factory Outlet Centers, Inc. REIT	67,312	2,589
PrivateBancorp, Inc.	81,973	2,580
* Piper Jaffray Cos., Inc.	75,522	2,565
Bank Mutual Corp.	230,590	2,476
United Community Banks, Inc.	145,836	2,476
Simon Property Group, Inc. REIT	25,965	2,412
Brookline Bancorp, Inc.	209,982	2,411
EastGroup Properties, Inc. REIT	51,083	2,373
LandAmerica Financial Group, Inc.	60,126	2,373
Financial Federal Corp.	108,412	2,364
* World Acceptance Corp.	73,880	2,353
Colonial Properties Trust REIT	91,135	2,192
* Signature Bank	85,018	2,168
UCBH Holdings, Inc.	274,382	2,129
Safety Insurance Group, Inc.	58,930	2,011
Sovran Self Storage, Inc. REIT	46,408	1,982
Dime Community Bancshares	112,708	1,970
Tower Group, Inc.	77,957	1,962
Pennsylvania REIT	78,674	1,919
Inland Real Estate Corp. REIT	125,270	1,905
PS Business Parks, Inc. REIT	34,497	1,790
ProLogis REIT	29,990	1,765
Stewart Information Services Corp.	62,805	1,758
Lexington Realty Trust REIT	120,895	1,742
Acadia Realty Trust REIT	69,001	1,666
Presidential Life Corp.	90,340	1,576
DiamondRock Hospitality Co. REIT	122,941	1,558
Columbia Banking System, Inc.	68,333	1,529
Portfolio Recovery Associates, Inc.	34,117	1,463
Frontier Financial Corp.	81,508	1,441
* First Federal Financial Corp.	53,005	1,439
Anchor Bancorp Wisconsin Inc.	74,905	1,421
Vornado Realty Trust REIT	15,960	1,376
Public Storage, Inc. REIT	14,895	1,320
Equity Residential REIT	31,565	1,310
First Financial Bancorp	96,821	1,302
Boston Properties, Inc. REIT	13,890	1,279
Sterling Bancorp	77,838	1,209
Medical Properties Trust Inc. REIT	106,535	1,206
Corus Bankshares Inc.	123,255	1,199
* SCPIE Holdings Inc.	41,925	1,155
LTC Properties, Inc. REIT	43,913	1,129
Kimco Realty Corp. REIT	26,485	1,037
Hanmi Financial Corp.	134,098	991
Central Pacific Financial Co.	51,809	977
General Growth Properties Inc. REIT	25,550	975
Host Hotels & Resorts Inc. REIT	60,830	968
SWS Group, Inc.	78,138	956
Flagstar Bancorp, Inc.	131,931	953
* TradeStation Group, Inc.	111,702	952
* First Cash Financial Services, Inc.	88,643	916
Avalonbay Communities, Inc. REIT	9,170	885
Kite Realty Group Trust REIT	62,177	870
Boston Private Financial Holdings, Inc.	80,431	852
HCP, Inc. REIT	25,185	852
* LaBranche & Co. Inc.	169,001	735
Ventas, Inc. REIT	15,545	698
Downey Financial Corp.	35,292	649
AMB Property Corp. REIT	11,530	627
BankUnited Financial Corp.	120,611	604
Developers Diversified Realty Corp. REIT	14,305	599
The Macerich Co. REIT	8,445	593
* Guaranty Financial Group, Inc.	55,539	590
SL Green Realty Corp. REIT	6,895	562
Independent Bank Corp. (MI)	51,946	539
Regency Centers Corp. REIT	8,105	525
Wilshire Bancorp Inc.	68,269	522
Federal Realty Investment Trust REIT	6,595	514
* Rewards Network Inc.	113,592	509
Cascade Bancorp	47,414	453
Health Care Inc. REIT	9,490	428
BankAtlantic Bancorp, Inc. Class A	102,200	400
Apartment Investment & Management Co. Class A RE	11,130	398
Duke Realty Corp. REIT	16,955	387
UDR, Inc. REIT	15,625	383
Hospitality Properties Trust REIT	10,935	372
Provident Bankshares Corp.	34,587	371
Nationwide Health Properties, Inc. REIT	10,820	365
Alexandria Real Estate Equities, Inc. REIT	3,710	344
Liberty Property Trust REIT	10,660	332
Camden Property Trust REIT	6,470	325
Taubman Co. REIT	6,125	319
Weingarten Realty Investors REIT	8,915	307
Realty Income Corp. REIT	11,770	302
Mack-Cali Realty Corp. REIT	7,910	282
BRE Properties Inc. Class A REIT	5,915	269
Digital Realty Trust, Inc. REIT	7,165	254
Douglas Emmett, Inc. REIT	10,230	226
Post Properties, Inc. REIT	5,090	197
Highwood Properties, Inc. REIT	6,325	197
DCT Industrial Trust Inc. REIT	19,615	195
Washington REIT	5,435	182
HRPT Properties Trust REIT	26,250	177
Corporate Office Properties Trust, Inc. REIT	5,240	176
* Franklin Bank Corp.	56,569	171
CBL & Associates Properties, Inc. REIT	7,270	171
Brandywine Realty Trust REIT	9,605	163
First Industrial Realty Trust REIT	5,200	161
Healthcare Realty Trust Inc. REIT	5,900	154
Parkway Properties Inc. REIT	4,068	150
Omega Healthcare Investors, Inc. REIT	7,920	137
LaSalle Hotel Properties REIT	4,670	134
Equity Lifestyle Properties, Inc. REIT	2,695	133
American Financial Realty Trust REIT	14,965	119
Strategic Hotels and Resorts, Inc. REIT	8,660	114
Cousins Properties, Inc. REIT	4,530	112
Sunstone Hotel Investors, Inc. REIT	6,910	111
Nara Bancorp, Inc.	8,320	108
Equity One, Inc. REIT	4,300	103
Franklin Street Properties Corp. REIT	6,975	100
American Campus Communities, Inc. REIT	3,175	87
National Health Investors REIT	2,745	86
* Alexander's, Inc. REIT	235	83
FelCor Lodging Trust, Inc. REIT	6,905	83
Ashford Hospitality Trust REIT	13,580	77
U-Store-It Trust REIT	5,710	65
Investors Real Estate Trust REIT	6,465	63
Maguire Properties, Inc. REIT	4,395	63
Saul Centers, Inc. REIT	1,240	62
Cedar Shopping Centers, Inc. REIT	5,150	60
Glimcher Realty Trust REIT	4,385	52
Ramco-Gershenson Properties Trust REIT	2,150	45
Universal Health Realty Income REIT	1,310	44
First Potomac REIT	2,825	43
Education Realty Trust, Inc. REIT	3,320	42
Sun Communities, Inc. REIT	2,020	41
CapLease, Inc. REIT	5,165	40
GMH Communities Trust REIT	4,605	40
Urstadt Biddle Properties Class A REIT	2,195	35
Getty Realty Holding Corp. REIT	2,020	32
Irwin Financial Corp.	1,207	6
* Triad Guaranty, Inc.	773	4

		297,285

Health Care (12.3%)
* Pediatrix Medical Group, Inc.	203,536	13,718
* IDEXX Laboratories Corp.	258,268	12,722
Owens & Minor, Inc. Holding Co.	169,048	6,650
* Haemonetics Corp.	110,745	6,598
* Immucor Inc.	288,883	6,165
* Dionex Corp.	79,783	6,142
* PAREXEL International Corp.	229,949	6,002
* AMERIGROUP Corp.	219,547	6,000
Cooper Cos., Inc.	171,817	5,916
West Pharmaceutical Services, Inc.	123,542	5,464
* LifeCell Corp.	128,345	5,394
* Regeneron Pharmaceuticals, Inc.	276,996	5,316
* Healthways, Inc.	147,191	5,202
Meridian Bioscience Inc.	150,151	5,020
* PSS World Medical, Inc.	270,287	4,503
Chemed Corp.	104,373	4,405
* Amedisys Inc.	109,048	4,290
* Sunrise Senior Living, Inc.	187,772	4,184
* Martek Biosciences Corp.	135,666	4,147
* Alpharma, Inc. Class A	157,608	4,131
* Cubist Pharmaceuticals, Inc.	214,045	3,943
* Savient Pharmaceuticals Inc.	196,749	3,935
* American Medical Systems Holdings, Inc.	276,662	3,926
* inVentiv Health, Inc.	135,438	3,902
Analogic Corp.	58,620	3,900
* ArthroCare Corp.	115,476	3,851
* Integra LifeSciences Holdings	81,711	3,552
* HealthExtras, Inc.	135,560	3,367
* CONMED Corp.	118,691	3,043
* Phase Forward Inc.	176,571	3,016
Invacare Corp.	133,950	2,984
* AmSurg Corp.	125,840	2,980
* Sciele Pharma, Inc.	138,418	2,699
* SurModics, Inc.	64,119	2,685
* Centene Corp.	182,804	2,548
* Gentiva Health Services, Inc.	116,004	2,524
Mentor Corp.	97,658	2,512
* Symmetry Medical Inc.	146,337	2,429
* ViroPharma Inc.	271,291	2,425
* HMS Holdings Corp.	82,262	2,349
* Kendle International Inc.	51,647	2,320
* AMN Healthcare Services, Inc.	144,307	2,225
Datascope Corp.	53,402	2,212
* PharMerica Corp.	129,122	2,140
* Matria Healthcare, Inc.	90,026	2,008
* Air Methods Corp.	41,326	1,999
* Pharmanet Development Group, Inc.	78,618	1,984
* Abaxis, Inc.	82,602	1,914
* Merit Medical Systems, Inc.	114,758	1,817
Vital Signs, Inc.	32,979	1,670
* Res-Care, Inc.	93,723	1,607
* Greatbatch, Inc.	86,439	1,591
* Kensey Nash Corp.	50,043	1,449
* Omnicell, Inc.	68,767	1,382
* Allscripts Healthcare Solutions, Inc.	132,264	1,365
* Molina Healthcare Inc.	54,420	1,329
* RehabCare Group, Inc.	73,631	1,104
* Cyberonics, Inc.	71,429	1,036
* Odyssey Healthcare, Inc.	111,409	1,003
* CryoLife Inc.	102,187	961
* LHC Group Inc.	55,807	938
* Enzo Biochem, Inc.	100,849	917
* Palomar Medical Technologies, Inc.	58,549	884
LCA-Vision Inc.	62,560	782
* Noven Pharmaceuticals, Inc.	80,058	719
* ArQule, Inc.	143,431	614
Cambrex Corp.	87,069	603
* Theragenics Corp.	139,047	548
* Cross Country Healthcare, Inc.	35,248	436
* ICU Medical, Inc.	12,796	368
* Osteotech, Inc.	73,353	348
* Salix Pharmaceuticals, Ltd.	18,072	113
* BioLase Technology, Inc.	16,456	51
* MedCath Corp.	2,770	50

		225,026

Industrials (18.4%)
* Shaw Group, Inc.	338,776	15,970
* Kirby Corp.	223,339	12,730
Landstar System, Inc.	232,748	12,140
Watson Wyatt & Co. Holdings	179,032	10,160
Lennox International Inc.	247,910	8,917
* Waste Connections, Inc.	286,850	8,818
Curtiss-Wright Corp.	185,679	7,702
CLARCOR Inc.	214,644	7,631
Brady Corp. Class A	226,031	7,556
* Moog Inc.	177,823	7,506
* Gardner Denver Inc.	202,180	7,501
The Toro Co.	168,819	6,987
Acuity Brands, Inc.	161,971	6,957
* Teledyne Technologies, Inc.	145,842	6,855
Woodward Governor Co.	246,173	6,578
Belden Inc.	182,771	6,455
Valmont Industries, Inc.	72,398	6,363
* United Stationers, Inc.	121,534	5,797
* Esterline Technologies Corp.	108,257	5,453
* Orbital Sciences Corp.	221,824	5,346
Kaydon Corp.	118,773	5,215
* EMCOR Group, Inc.	232,331	5,160
Lindsay Manufacturing Co.	48,959	5,017
Skywest, Inc.	228,087	4,817
* Hub Group, Inc.	145,371	4,781
Robbins & Myers, Inc.	143,438	4,683
Applied Industrial Technology, Inc.	155,286	4,641
Baldor Electric Co.	162,993	4,564
Forward Air Corp.	126,610	4,487
Albany International Corp.	122,082	4,412
* AAR Corp.	156,735	4,274
* Tetra Tech, Inc.	217,793	4,249
Simpson Manufacturing Co.	154,631	4,203
Triumph Group, Inc.	69,898	3,979
Regal-Beloit Corp.	103,903	3,806
Watsco, Inc.	91,631	3,795
Knight Transportation, Inc.	225,179	3,706
ABM Industries Inc.	164,003	3,680
Healthcare Services Group, Inc.	174,434	3,600
Briggs & Stratton Corp.	190,175	3,404
* Old Dominion Freight Line, Inc.	106,353	3,385
* Ceradyne, Inc.	105,446	3,370
Watts Water Technologies, Inc.	119,985	3,363
Barnes Group, Inc.	145,984	3,350
Viad Corp.	89,170	3,211
G & K Services, Inc. Class A	90,171	3,211
Interface, Inc.	223,886	3,146
A.O. Smith Corp.	95,564	3,141
Mueller Industries Inc.	108,796	3,139
Arkansas Best Corp.	97,732	3,114
* Astec Industries, Inc.	79,925	3,098
Heartland Express, Inc.	213,141	3,039
Kaman Corp. Class A	102,279	2,893
* EnPro Industries, Inc.	90,129	2,811
* Consolidated Graphics, Inc.	49,627	2,782
* School Specialty, Inc.	77,978	2,459
* Mobile Mini, Inc.	123,873	2,354
* GenCorp, Inc.	217,429	2,237
Universal Forest Products, Inc.	68,776	2,215
Tredegar Corp.	117,860	2,146
Heidrick & Struggles International, Inc.	63,873	2,078
Cubic Corp.	65,134	1,852
Apogee Enterprises, Inc.	119,591	1,842
Bowne & Co., Inc.	119,651	1,825
* NCI Building Systems, Inc.	68,601	1,660
Administaff, Inc.	66,311	1,566
* TrueBlue, Inc.	114,749	1,542
* Spherion Corp.	236,661	1,448
Cascade Corp.	28,254	1,393
CDI Corp.	54,883	1,375
* Insituform Technologies Inc. Class A	90,562	1,252
Vicor Corp.	81,977	979
Standex International Corp.	38,165	853
Wabash National Corp.	92,352	830
* Lydall, Inc.	69,045	791
Angelica Corp.	40,334	723
* Volt Information Sciences Inc.	40,633	689
Applied Signal Technology, Inc.	50,894	600
* On Assignment, Inc.	91,140	579
* C & D Technologies, Inc.	109,065	548
Lawson Products, Inc.	17,980	495
* Griffon Corp.	54,656	470
* Magnatek, Inc.	125,420	431
Gibraltar Industries Inc.	21,037	247
* Mesa Air Group Inc.	33,093	78
The Standard Register Co.	9,462	74
* Frontier Airlines Holdings, Inc.	3,827	10

		334,589

Information Technology (18.0%)
* FLIR Systems, Inc.	556,216	16,737
* Trimble Navigation Ltd.	430,419	12,306
* MICROS Systems, Inc.	340,137	11,449
* Itron, Inc.	126,000	11,369
* ANSYS, Inc.	324,982	11,218
* Varian Semiconductor Equipment Associates, Inc.	332,706	9,366
FactSet Research Systems Inc.	164,653	8,870
* Anixter International Inc.	132,294	8,472
* Microsemi Corp.	319,927	7,294
* Take-Two Interactive Software, Inc.	285,747	7,292
* Informatica Corp.	366,041	6,245
* CACI International, Inc.	129,469	5,897
* THQ Inc.	251,834	5,490
* Plexus Corp.	194,286	5,450
* Progress Software Corp.	171,357	5,127
* Skyworks Solutions, Inc.	684,180	4,981
* Concur Technologies, Inc.	158,126	4,910
* Wright Express Corp.	153,075	4,704
Blackbaud, Inc.	185,826	4,512
* Checkpoint Systems, Inc.	164,641	4,421
* ATMI, Inc.	144,705	4,027
* j2 Global Communications, Inc.	180,321	4,025
Technitrol, Inc.	170,953	3,954
* Benchmark Electronics, Inc.	219,466	3,939
* MKS Instruments, Inc.	183,603	3,929
* CyberSource Corp.	267,644	3,910
* Cymer, Inc.	148,023	3,855
* Comtech Telecommunications Corp.	97,654	3,809
Cognex Corp.	167,136	3,649
* ScanSource, Inc.	99,982	3,618
* ManTech International Corp.	77,756	3,527
MAXIMUS, Inc.	91,865	3,372
* Littelfuse, Inc.	94,297	3,298
* Insight Enterprises, Inc.	187,880	3,288
* Blue Coat Systems, Inc.	147,558	3,252
* Cabot Microelectronics Corp.	99,954	3,214
* Websense, Inc.	161,467	3,028
* SPSS, Inc.	77,852	3,019
United Online, Inc.	280,720	2,964
* Brooks Automation, Inc.	295,550	2,873
* NETGEAR, Inc.	142,364	2,840
* FEI Co.	129,318	2,823
* Diodes Inc.	127,392	2,798
* Standard Microsystem Corp.	95,126	2,776
* Harmonic, Inc.	362,161	2,752
* Manhattan Associates, Inc.	112,975	2,591
* Epicor Software Corp.	229,677	2,572
* Rogers Corp.	74,096	2,476
MTS Systems Corp.	76,718	2,475
* Bankrate, Inc.	48,788	2,434
Daktronics, Inc.	134,364	2,406
* JDA Software Group, Inc.	123,477	2,253
* Ansoft Corp.	73,185	2,234
* Sykes Enterprises, Inc.	126,121	2,218
Park Electrochemical Corp.	84,832	2,193
Quality Systems, Inc.	71,768	2,144
* Avid Technology, Inc.	87,472	2,129
* Arris Group Inc.	358,514	2,086
* Tyler Technologies, Inc.	145,305	2,031
* Electro Scientific Industries, Inc.	122,260	2,015
* Axcelis Technologies, Inc.	354,002	1,982
* Synaptics Inc.	79,427	1,897
Methode Electronics, Inc. Class A	156,957	1,835
* Secure Computing Corp.	280,356	1,808
* FARO Technologies, Inc.	57,104	1,781
* Hutchinson Technology, Inc.	109,686	1,745
* Phoenix Technologies Ltd.	109,386	1,713
* Brightpoint, Inc.	198,900	1,663
* Advanced Energy Industries, Inc.	121,617	1,613
* Pericom Semiconductor Corp.	109,373	1,606
Cohu, Inc.	95,105	1,545
* Radiant Systems, Inc.	109,463	1,529
* SYNNEX Corp.	69,633	1,478
* ViaSat, Inc.	67,175	1,459
* EPIQ Systems, Inc.	93,256	1,447
* Exar Corp.	172,873	1,423
Bel Fuse, Inc. Class B	49,809	1,388
* Photronics, Inc.	143,475	1,370
* DSP Group Inc.	105,144	1,340
* Actel Corp.	85,406	1,307
* DealerTrack Holdings Inc.	64,399	1,302
* Digi International, Inc.	106,072	1,224
Black Box Corp.	38,096	1,175
* Adaptec, Inc.	395,150	1,162
* Veeco Instruments, Inc.	63,446	1,055
* Novatel Wireless, Inc.	108,514	1,050
Agilysys, Inc.	88,968	1,032
* Ultratech, Inc.	97,725	939
* RadiSys Corp.	92,147	930
* Gerber Scientific, Inc.	97,310	865
Micrel, Inc.	90,350	838
* SI International Inc.	42,301	812
CTS Corp.	69,560	744
* Supertex, Inc.	35,044	715
* Newport Corp.	62,934	703
* TTM Technologies, Inc.	60,005	679
* Kulicke & Soffa Industries, Inc.	136,080	650
* Network Equipment Technologies, Inc.	87,642	576
* Captaris Inc.	116,568	515
Gevity HR, Inc.	59,209	513
* Stratasys, Inc.	26,635	474
* Startek, Inc.	47,645	439
* Symmetricom Inc.	125,544	438
* Photon Dynamics, Inc.	38,308	406
InfoSpace, Inc.	32,279	373
* Kopin Corp.	135,504	360
Keithley Instruments Inc.	31,841	309
* X-Rite Inc.	41,851	250
* Sonic Solutions, Inc.	24,613	238
* Perficient, Inc.	23,473	186
* Ciber, Inc.	27,075	133
* Intevac, Inc.	8,180	106
* Rudolph Technologies, Inc.	9,932	97
* Ditech Networks Inc.	26,956	79
* LoJack Corp.	3,935	50
* Mercury Computer Systems, Inc.	7,580	43
* Tollgrade Communications, Inc.	5,646	30
* PC-Tel, Inc.	4,069	28
* The Knot, Inc.	1,924	23
* Catapult Communications Corp.	3,209	17
* Smith Micro Software, Inc.	2,646	16
* Planar Systems, Inc.	3,209	13

		328,422

Materials (4.1%)
Quanex Corp.	155,587	8,050
* Century Aluminum Co.	112,572	7,457
* OM Group, Inc.	117,305	6,398
Texas Industries, Inc.	103,816	6,240
NewMarket Corp.	54,998	4,150
* RTI International Metals, Inc.	86,873	3,928
H.B. Fuller Co.	188,627	3,850
Arch Chemicals, Inc.	102,016	3,801
Rock-Tenn Co.	120,991	3,626
AMCOL International Corp.	92,401	2,886
Deltic Timber Corp.	47,502	2,646
* PolyOne Corp.	387,986	2,471
A. Schulman Inc.	102,668	2,108
* Headwaters Inc.	143,129	1,888
* Buckeye Technology, Inc.	159,653	1,782
* Brush Engineered Materials Inc.	65,390	1,679
Neenah Paper Inc.	62,359	1,608
Schweitzer-Mauduit International, Inc.	65,689	1,520
Myers Industries, Inc.	115,310	1,514
Quaker Chemical Corp.	42,312	1,324
Zep, Inc.	81,002	1,314
A.M. Castle & Co.	36,444	984
Georgia Gulf Corp.	131,959	914
Penford Corp.	38,274	832
* Omnova Solutions Inc.	177,911	710
Wausau Paper Corp.	52,234	431
Chesapeake Corp. of Virginia	23,114	111
* Material Sciences Corp.	11,436	89
Tronox Inc. Class B	10,351	40

		74,351

Telecommunication Services (0.1%)
FairPoint Communications, Inc.	165,727	1,495
* General Communication, Inc.	148,280	910

		2,405

Utilities (5.0%)
UGI Corp. Holding Co.	442,863	11,036
Southern Union Co.	465,923	10,842
Atmos Energy Corp.	371,505	9,473
Piedmont Natural Gas, Inc.	309,530	8,128
New Jersey Resources Corp.	176,033	5,466
Cleco Corp.	242,287	5,374
Southwest Gas Corp.	176,823	4,944
Northwest Natural Gas Co.	112,494	4,887
South Jersey Industries, Inc.	123,088	4,322
Avista Corp.	219,592	4,295
* El Paso Electric Co.	192,366	4,111
ALLETE, Inc.	95,810	3,700
The Laclede Group, Inc.	90,440	3,222
UIL Holdings Corp.	105,003	3,164
UniSource Energy Corp.	136,683	3,043
American States Water Co.	71,471	2,573
CH Energy Group, Inc.	56,869	2,212
Central Vermont Public Service Corp.	42,937	1,026
		91,818

Total Common Stocks
(Cost $1,373,130)		1,823,404

Temporary Cash Investment (0.0%)

1 Vanguard Market Liquidity Fund, 2.800%
(Cost $150)	149,603	150

Total Investments (100.0%)
(Cost $1,373,280)		1,823,554

Other Assets and Liabilities-Net (0.0%)		(320)

Net Assets (100%)		1,823,234

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. REIT — Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

At March 31, 2008, the cost of investment securities for tax purposes was $1,373,280,000. Net unrealized appreciation of investment securities for tax purposes was $450,274,000, consisting of unrealized gains of $487,973,000 on securities that had risen in value since their purchase and $37,699,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels:

Level 1 — quoted prices in active markets for identical securities.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2008, 100% of the fund’s investments were valued based on Level 1 inputs.

Vanguard Tax-Managed International Fund
Schedule of Investments
March 31, 2008

	Shares	Market Value ($000)

Common Stocks (100.1%)

Australia (6.0%)
BHP Billiton Ltd.	877,524	28,836
Commonwealth Bank of Australia	347,098	13,338
National Australia Bank Ltd.	429,485	11,878
Westpac Banking Corp., Ltd.	493,373	10,768
Australia & New Zealand Bank Group Ltd.	493,463	10,240
Woolworths Ltd.	322,020	8,565
Rio Tinto Ltd.	75,248	8,453
Woodside Petroleum Ltd.	128,215	6,372
Wesfarmers Ltd.	144,989	5,331
CSL Ltd.	147,361	4,995
QBE Insurance Group Ltd.	229,790	4,702
Newcrest Mining Ltd.	120,020	3,642
AMP Ltd.	497,221	3,579
Macquarie Group, Ltd.	72,807	3,515
Brambles Ltd.	379,099	3,465
Telstra Corp. Ltd.	781,140	3,149
Suncorp-Metway Ltd.	252,656	2,994
Foster's Group Ltd.	529,534	2,482
Orica Ltd.	82,871	2,214
Santos Ltd.	160,748	2,138
* Fortescue Metals Group Ltd.	339,604	2,028
Origin Energy Ltd.	241,378	2,022
Tabcorp Holdings Ltd.	144,929	1,880
BlueScope Steel Ltd.	206,935	1,877
St. George Bank Ltd.	76,569	1,810
Transurban Group	298,522	1,776
Incitec Pivot Ltd	13,734	1,776
Insurance Australia Group Ltd.	507,827	1,709
Alumina Ltd.	317,599	1,626
Australian Stock Exchange Ltd.	46,700	1,608
Amcor Ltd.	243,327	1,592
Leighton Holdings Ltd.	39,468	1,553
Wesfarmers, Ltd. Price Protected Shares	40,851	1,503
Toll Holdings Ltd.	152,228	1,401
WorleyParsons Ltd.	42,880	1,314
Lend Lease Corp.	101,950	1,239
Zinifex Ltd.	135,112	1,233
AGL Energy Ltd.	120,556	1,219
OneSteel Ltd.	204,601	1,198
AXA Asia Pacific Holdings Ltd.	236,871	1,196
Sims Group Ltd.	43,193	1,175
Oxiana Ltd.	401,779	1,169
Coca-Cola Amatil Ltd.	150,099	1,168
Sonic Healthcare Ltd.	89,731	1,131
* Crown Ltd.	112,712	1,082
Telstra Corp. Installment Receipt Exp. 5/29/08	414,638	1,069
Computershare Ltd.	133,240	1,068
John Fairfax Holdings Ltd.	315,574	1,007
Boral Ltd.	173,149	995
Tattersall's Ltd.	304,163	973
Qantas Airways Ltd.	269,097	969
Babcock & Brown Ltd.	68,621	930
Aristocrat Leisure Ltd.	98,772	869
Cochlear Ltd.	16,259	818
CSR Ltd.	278,672	818
James Hardie Industries NV	135,686	777
Bendigo Bank Ltd.	70,944	774
Lion Nathan Ltd.	86,422	693
Goodman Fielder Ltd.	413,713	683
Boart Longyear Group	400,045	671
Asciano Group	178,186	654
Perpetual Trustees Australia Ltd.	12,459	615
Macquarie Airports Group	203,443	605
Billabong International Ltd.	50,248	598
Harvey Norman Holdings Ltd.	161,040	578
Caltex Australia Ltd.	42,810	511
Sims Group Ltd. ADR	13,940	384
Iluka Resources Ltd.	106,097	457
Macquarie Communications Infrastructure Group	80,078	309
Downer EDI Ltd.	49,434	283
Challenger Financial Services Group Ltd.	150,513	254
Pacific Brands Ltd.	134,272	249
Ansell Ltd.	22,891	244
Futuris Corp., Ltd.	140,423	244
Paperlinx Ltd.	88,238	223
ABC Learning Centres Ltd.	95,507	123

		197,386

Austria (0.5%)
Erste Bank der Oesterreichischen Sparkassen AG	51,441	3,337
OMV AG	43,925	2,903
Voestalpine AG	31,164	2,167
Raiffeisen International Bank-Holding AG	14,785	2,017
Telekom Austria AG	94,255	1,947
Oesterreichische Elektrizitaetswirtschafts AG Class A	21,408	1,523
Wienerberger AG	22,378	1,187
* Meinl European Land Ltd.	86,910	988
Vienna Insurance Group	9,559	733
Andritz AG	9,630	528
Flughafen Wien AG	2,101	253
* RHI AG	4,876	196
Mayr-Melnhof Karton AG	1,806	182
* BETandWIN.com Interactive Entertainment AG	5,271	173
		18,134
Belgium (1.2%)
Fortis	552,453	13,882
KBC Bank & Verzekerings Holding	42,578	5,522
InBev	47,747	4,191
Dexia	141,545	4,038
Solvay SA	17,600	2,244
Delhaize Group	27,555	2,173
Belgacom SA	46,878	2,073
Umicore	31,542	1,639
Colruyt NV	4,978	1,283
UCB SA	32,017	1,112
Mobistar SA	9,120	825
* KBC Ancora	5,248	540
Bekaert NV	2,377	346
Cofinimmo	1,451	314
Compagnie Maritime Belge SA	3,394	228
Euronav SA	5,903	224
D'Ieteren SA	519	184
Barco NV	2,497	179
Omega Pharma SA	3,590	166
Agfa Gevaert NV	19,780	154

		41,317

China (0.0%)
Parkson Retail Group Ltd.	30,500	259

Denmark (1.1%)
Novo Nordisk A/S B Shares	128,488	8,842
* Vestas Wind Systems A/S	49,330	5,430
Danske Bank A/S	122,080	4,521
AP Moller-Maersk A/S B Shares	298	3,344
FLS Industries A/S B Shares	14,688	1,462
Carlsberg A/S B Shares	10,256	1,315
* DSV A/S	56,200	1,234
* Jyske Bank A/S	15,235	1,029
Novozymes A/S	10,824	1,018
Danisco A/S	13,779	1,009
AP Moller-Maersk A/S A Shares	83	923
* Topdanmark A/S	4,800	810
Trygvesta A/S	8,305	732
Sydbank A/S	19,519	713
Coloplast A/S B Shares	5,875	538
* William Demant A/S	5,500	441
* Rockwool International A/S	2,444	409
H. Lundbeck A/S	10,918	274
East Asiatic Co. A/S	3,050	268
NKT Holding A/S	3,590	260
Dampskibsselskabet Torm A/S	7,270	217
Bang & Olufsen A/S B Shares	3,059	192
* GN Store Nord A/S	32,367	162

		35,143

Finland (1.9%)
Nokia Oyj	1,023,132	32,301
Fortum Oyj	119,166	4,862
Sampo Oyj A Shares	118,396	3,210
UPM-Kymmene Oyj	142,161	2,529
Metso Oyj	35,240	1,904
Kone Oyj	44,274	1,819
Stora Enso Oyj R Shares	157,205	1,818
Wartsila Oyj B Shares	22,975	1,551
Outokumpu Oyj A Shares	32,600	1,484
Neste Oil Oyj	37,910	1,326
Nokian Renkaat Oyj	29,974	1,284
Rautaruuki Oyj	24,170	1,168
Elisa Oyj Class A	42,093	1,051
YIT Oyj	36,512	1,038
Kesko Oyj	19,160	992
Pohjola Bank PLC	31,652	596
Cargotec Corp.	12,057	594
Orion Oyj	26,700	579
SanomaWSOY Oyj	18,119	501
KCI Konecranes Oyj	9,250	357
TietoEnator Oyj B Shares	12,255	303
Amer Sports Oyj A Shares	14,621	294
Uponor Oyj	11,290	265

		61,826

France (10.2%)
Total SA	563,481	41,745
BNP Paribas SA	214,458	21,624
Sanofi-Aventis	268,284	20,122
Suez SA	271,474	17,794
France Telecom SA	476,635	16,013
AXA	415,224	15,017
Carrefour SA	156,164	12,050
Vivendi SA	303,285	11,863
* Groupe Danone	114,049	10,198
Societe Generale Class A	100,334	9,818
* Air Liquide SA	62,495	9,531
L'Oreal SA	64,379	8,174
Vinci SA	106,968	7,738
Schneider Electric SA	57,987	7,491
LVMH Louis Vuitton Moet Hennessy	63,784	7,096
Lafarge SA	38,790	6,740
Veolia Environnement	91,079	6,356
Cie. de St. Gobain SA	73,048	5,970
Alstom	26,051	5,643
Renault SA	49,449	5,474
Credit Agricole SA	176,099	5,445
Pernod Ricard SA	46,605	4,802
Unibail Co.	17,442	4,485
Compagnie Generale des Etablissements Michelin SA	38,402	4,022
Accor SA	52,068	3,802
Bouygues SA	58,438	3,717
Essilor International SA	53,207	3,477
Gaz de France	53,153	3,210
PSA Peugeot Citroen	40,822	3,168
Pinault-Printemps-Redoute SA	20,679	3,066
Vallourec SA	12,638	3,065
Alcatel-Lucent	478,050	2,736
Lagardere S.C.A.	34,375	2,576
Electricite de France	25,752	2,240
Hermes International	17,845	2,231
* Societe Generale - New	22,747	2,189
Technip SA	27,795	2,165
Cap Gemini SA	35,959	2,048
STMicroelectronics NV	174,447	1,858
* Compagnie Generale de Geophysique SA	7,190	1,788
Thales SA	24,909	1,612
CNP Assurances	12,612	1,555
Publicis Groupe SA	39,552	1,513
Sodexho Alliance SA	24,194	1,487
Casino Guichard-Perrachon SA	12,176	1,460
Klepierre	19,544	1,200
SCOR SA	49,215	1,172
Air France	38,938	1,095
* Atos Origin SA	19,614	1,092
Dassault Systemes SA	17,140	997
Safran SA	48,514	995
Aeroports de Paris (ADP)	8,613	982
Neopost SA	8,109	909
* ICADE	5,904	882
Christian Dior SA	7,824	867
Natixis	52,220	838
Valeo SA	20,537	815
Imerys SA	7,682	704
Societe des Autoroutes Paris-Rhin-Rhone	5,803	702
Societe Television Francaise 1	28,994	639
Gecina SA	3,940	587
PagesJaunes SA	30,208	538
Wendel Investissement	4,018	504
Zodiac SA	9,736	478
JCDecaux SA	15,680	462
Eiffage SA	4,671	454
Neuf Cegetel	7,495	417
M6 Metropole Television	17,411	388
Societe BIC SA	6,124	378
Legrand SA	11,594	364
Thomson SA	5,311	37
Alcatel-Lucent ADR	701	4

		334,674

Germany (9.1%)
E.On AG	162,873	30,136
Siemens AG	227,007	24,619
Allianz AG	117,683	23,270
DaimlerChrysler AG (Registered)	245,496	20,984
BASF AG	128,055	17,225
Bayer AG	189,469	15,176
Deutsche Bank AG	132,335	14,956
RWE AG	116,058	14,266
Deutsche Telekom AG	747,815	12,425
Volkswagen AG	41,215	11,940
SAP AG	227,247	11,291
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	54,303	10,641
Deutsche Boerse AG	52,301	8,429
Deutsche Post AG	203,864	6,226
ThyssenKrupp AG	94,001	5,397
Commerzbank AG	165,926	5,188
Volkswagen AG Pfd.	28,061	4,665
Linde AG	32,242	4,542
Porsche AG	23,591	4,310
Continental AG	40,964	4,170
Man AG	29,866	3,966
Adidas AG	54,357	3,587
Metro AG	42,651	3,445
K+S AG	9,585	3,118
Fresenius Medical Care AG	51,349	2,584
Bayerische Motoren Werke AG	42,476	2,342
Henkel KGaA Pfd.	49,030	2,263
Deutsche Postbank AG	22,412	2,141
Merck KGaA	16,783	2,067
Beiersdorf AG	24,526	2,062
Salzgitter AG	11,281	1,965
Deutsche Lufthansa AG	57,909	1,568
* TUI AG	59,654	1,531
* Infineon Technologies AG	204,501	1,432
* Q-Cells AG	12,485	1,244
Celesio AG	23,900	1,183
Henkel KGaA	26,593	1,130
RWE AG Pfd.	11,105	1,053
Solarworld AG	21,340	1,019
Hochtief AG	10,775	986
Fresenius AG Pfd.	9,494	791
Bilfinger Berger AG	9,129	785
Puma AG	1,959	754
IVG Immobilien AG	26,580	743
Rheinmetall AG	9,096	642
HeidelbergerCement AG	2,895	497
Hypo Real Estate Holding AG	18,837	489
Heidelberger Druckmaschinen AG	17,997	484
* Arcandor AG	21,898	437
ProSieben Sat.1 Media AG	20,037	433
Wacker Chemie AG	1,905	390
Wincor Nixdorf AG	4,714	376
* Bayerische Motoren Werke (BMW)	6,372	280
Fraport AG	3,537	255
* Premier AG	11,535	249
Douglas Holding AG	4,522	246
Altana AG	11,472	242
Suedzucker AG	9,950	221
MLP AG	11,113	159

		299,015

Greece (0.8%)
Alpha Credit Bank SA	107,358	3,563
National Bank of Greece SA	57,596	3,032
National Bank of Greece SA ADR	281,749	2,975
Bank of Piraeus	87,192	2,684
EFG Eurobank Ergasias	80,851	2,459
Coca-Cola Hellenic Bottling Co. SA	45,050	2,104
Hellenic Telecommunications Organization SA ADR	137,697	1,940
Greek Organization of Football Prognostics	53,812	1,919
* GEA Group AG	40,955	1,379
Public Power Corp.	29,900	1,308
Titan Cement Co. SA	18,480	786
Hellenic Telecommunications Organization SA	21,242	602
Hellenic Petroleum SA	36,190	477
Hellenic Technodomiki Tev SA	24,106	295
Hellenic Exchanges SA	12,100	288
Viohalco, Hellenic Copper & Aluminum Industry SA	27,360	283
Motor Oil (Hellas) Corinth Refineries SA	11,340	239
Folli-Follie SA	5,460	183

		26,516

Hong Kong (2.2%)
Cheung Kong Holdings Ltd.	401,500	5,780
Sun Hung Kai Properties Ltd.	359,064	5,670
Hutchison Whampoa Ltd.	554,512	5,274
Hong Kong Exchanges & Clearing Ltd.	285,000	4,951
Hang Seng Bank Ltd.	199,243	3,633
Esprit Holdings Ltd.	276,472	3,355
CLP Holdings Ltd.	352,432	2,916
Hong Kong & China Gas Co., Ltd.	934,394	2,827
Swire Pacific Ltd. A Shares	229,088	2,596
Hong Kong Electric Holdings Ltd.	371,600	2,358
Boc Hong Kong Holdings Ltd.	951,500	2,312
Li & Fung Ltd.	576,835	2,161
Henderson Land Development Co. Ltd.	299,006	2,155
Hang Lung Properties Ltd.	568,810	2,042
Wharf Holdings Ltd.	392,741	1,867
Bank of East Asia Ltd.	366,949	1,851
New World Development Co., Ltd.	674,750	1,660
Tencent Holdings Ltd.	226,200	1,305
MTR Corp.	374,000	1,294
Kerry Properties Ltd.	195,500	1,193
Shangri-La Asia Ltd.	350,510	956
Sino Land Co.	421,000	921
Cathay Pacific Airways Ltd.	408,770	807
Hopewell Holdings Ltd.	172,000	657
* Pacific Basin Shipping Ltd.	393,000	654
Hang Lung Development Co., Ltd.	135,000	645
PCCW Ltd.	1,016,000	642
Wing Hang Bank Ltd.	42,000	640
Kingboard Chemical Holdings Ltd.	176,000	627
Belle International Holdings Ltd.	572,000	599
Hysan Development Co., Ltd.	198,000	561
Shui On Land Ltd.	579,500	549
Tingyi Holding Corp.	412,350	543
Hutchison Telecommunications International Ltd.	379,000	541
Yue Yuen Industrial (Holdings) Ltd.	165,500	522
Shun Tak Holdings Ltd.	384,000	511
* Lifestyle International Holdings, Ltd.	202,000	432
Wheelock and Co. Ltd.	153,000	431
Cheung Kong Infrastructure Holdings Ltd.	106,000	428
Orient Overseas International Ltd.	69,300	409
* Fosun International	534,500	365
Television Broadcasts Ltd.	67,000	361
* C C Land Holdings Ltd.	371,000	360
Chinese Estates Holdings	221,000	346
ASM Pacific Technology Ltd.	47,000	341
Hong Kong Aircraft & Engineering Co., Ltd.	19,600	325
* NWS Holdings Ltd.	86,000	292
Melco International Development Corp.	181,000	254
* Genting International PLC	568,000	249
Lee & Man Paper Manufacturing Ltd.	90,800	147
Giordano International Ltd.	337,000	136
CITIC International Financial Holdings Ltd.	97,000	50
* Foxconn International Holdings Ltd.	24,000	33

		72,534

Ireland (0.7%)
CRH PLC	139,923	5,310
Allied Irish Banks PLC	235,184	5,014
Bank of Ireland	264,632	3,944
* Elan Corp. PLC	127,671	2,719
Irish Life & Permanent PLC	77,502	1,512
Anglo Irish Bank Corp. PLC	104,156	1,400
Kerry Group PLC A Shares	36,698	1,152
Kingspan Group PLC	41,327	551
* Ryanair Holdings PLC	119,461	528
IAWS Group PLC	21,405	501
* Smurfit Kappa Group PLC	38,312	462
DCC PLC	12,529	296
Paddy Power PLC	7,765	287
Greencore Group PLC	37,112	219

		23,895

Italy (4.0%)
Eni SpA	684,409	23,297
Unicredito Italiano SpA	2,468,828	16,542
Intesa Sanpaolo SpA	2,033,520	14,347
Assicurazioni Generali SpA	275,894	12,418
Enel SpA	1,142,034	12,128
Telecom Italia SpA	2,843,091	5,927
Fiat SpA	189,890	4,400
Unione Di Banche Italiane ScpA	162,676	4,172
* Banco Popolare SpA	171,671	2,846
Finmeccanica SpA	81,259	2,767
Mediobanca Banca di Credito Finanziaria SpA	134,010	2,751
Telecom Italia SpA RNC	1,641,932	2,713
Atlantia SpA	70,607	2,137
Mediaset SpA	200,545	1,858
Parmalat SpA	441,854	1,699
Intesa Sanpaolo SpA Non Convertible Risp.	257,601	1,697
Snam Rete Gas SpA	246,354	1,568
Alleanza Assicurazioni SpA	115,201	1,506
Saipem SpA	36,400	1,476
Terna SpA	340,916	1,456
Banca Monte dei Paschi di Siena SpA	316,150	1,401
Banca Popolare di Milano SpA	119,562	1,314
Luxottica Group SpA	37,698	949
Fondiaria - Sai SpA	20,868	865
* Prysmian SpA	39,791	850
Pirelli & C. Accomandita per Azioni SpA	882,218	773
Unipol Gruppo Finanziario SpA Pfd.	263,064	756
A2A SpA	188,943	695
Lottomatica SpA	21,544	671
Bulgari SpA	47,054	546
Autogrill SpA	34,389	514
Italcementi SpA	25,207	512
Mediolanum SpA	79,943	490
IFIL Investments SpA	59,548	481
Banca Carige SpA	99,200	391
Unipol Gruppo Finanziario SpA	106,405	331
Italcementi SpA Risp.	21,355	310
Seat Pagine Gialle SpA	1,231,404	213
Mondadori (Arnoldo) Editore SpA	22,267	188
Pirelli & C. RNC	725	1

		129,956

Japan (20.3%)
Toyota Motor Corp.	711,287	35,940
Mitsubishi UFJ Financial Group	2,269,680	19,855
Nintendo Co.	25,900	13,551
Canon, Inc.	278,133	12,973
Honda Motor Co., Ltd.	407,000	11,756
Sumitomo Mitsui Financial Group, Inc.	1,727	11,475
Matsushita Electric Industrial Co., Ltd.	517,153	11,241
Takeda Pharmaceutical Co. Ltd.	220,094	11,049
Mitsubishi Corp.	353,050	10,802
Sony Corp.	261,500	10,518
Mitsui & Co., Ltd.	451,000	9,255
Mizuho Financial Group, Inc.	2,389	8,825
Tokyo Electric Power Co.	316,770	8,521
Nippon Steel Corp.	1,510,970	7,725
Mitsubishi Estate Co., Ltd.	313,000	7,671
East Japan Railway Co.	896	7,471
Millea Holdings, Inc.	193,200	7,189
Nomura Holdings Inc.	468,800	7,058
JFE Holdings, Inc.	152,300	6,813
Komatsu Ltd.	234,200	6,594
NTT DoCoMo, Inc.	4,258	6,492
Nippon Telegraph and Telephone Corp.	1,382	5,986
Japan Tobacco, Inc.	1,171	5,858
Daiichi Sankyo Co., Ltd.	186,863	5,544
Shin-Etsu Chemical Co., Ltd.	106,400	5,540
Seven and I Holdings Co., Ltd.	213,420	5,416
Toshiba Corp.	803,000	5,397
Hitachi Ltd.	884,000	5,278
Kansai Electric Power Co., Inc.	200,450	5,015
Astellas Pharma Inc.	127,614	5,012
Nissan Motor Co., Ltd.	596,200	4,998
Fanuc Co., Ltd.	50,800	4,873
Fuji Photo Film Co., Ltd.	128,100	4,579
Sharp Corp.	264,000	4,531
Mitsui Fudosan Co., Ltd.	223,000	4,486
Mitsubishi Electric Corp.	512,000	4,471
Central Japan Railway Co.	415	4,312
Chubu Electric Power Co.	171,000	4,291
Denso Corp.	126,100	4,111
Sumitomo Metal Industries Ltd.	1,055,000	4,042
Kirin Brewery Co., Ltd.	212,000	4,041
KDDI Corp.	642	3,949
Kao Corp.	136,401	3,881
Itochu Corp.	388,000	3,880
Sumitomo Corp.	284,800	3,796
Kyocera Corp.	43,400	3,679
Mitsubishi Heavy Industries Ltd.	843,000	3,640
Softbank Corp.	196,000	3,592
Mitsui OSK Lines Ltd.	282,000	3,450
Fujitsu Ltd.	491,000	3,247
Marubeni Corp.	428,000	3,149
Mitsui Sumitomo Insurance Co.	312,880	3,141
Daiwa Securities Group Inc.	357,000	3,118
Daikin Industries Ltd.	68,500	2,986
Ricoh Co.	179,000	2,962
Murata Manufacturing Co., Ltd.	57,300	2,874
Bridgestone Corp.	163,031	2,813
Nippon Yusen Kabushiki Kaisha Co.	294,000	2,788
Secom Co., Ltd.	56,300	2,770
Tohoku Electric Power Co.	112,800	2,761
Sumitomo Metal Mining Co.	146,000	2,756
Tokyo Electron Ltd.	44,400	2,721
T & D Holdings, Inc.	50,990	2,704
Asahi Glass Co., Ltd.	243,035	2,697
Sumitomo Chemical Co.	414,000	2,672
Dai-Nippon Printing Co., Ltd.	166,000	2,654
Hoya Corp.	110,800	2,618
Resona Holdings Inc.	1,554	2,607
Kyushu Electric Power Co., Inc.	102,900	2,525
Inpex Holdings, Inc.	223	2,519
Sumitomo Electric Industries Ltd.	197,000	2,518
Shiseido Co., Ltd.	90,000	2,396
Nikon Corp.	88,000	2,355
Toray Industries, Inc.	357,000	2,340
Terumo Corp.	43,800	2,305
Asahi Breweries Ltd.	111,500	2,302
Tokyo Gas Co., Ltd.	563,000	2,295
Keyence Corp.	9,771	2,274
Sumitomo Trust & Banking Co., Ltd.	323,000	2,238
Eisai Co., Ltd.	64,900	2,235
Bank of Yokohama Ltd.	317,000	2,169
Osaka Gas Co., Ltd.	540,000	2,169
Yahoo Japan Corp.	4,083	2,146
NEC Corp.	548,400	2,124
Aeon Co., Ltd.	170,973	2,060
West Japan Railway Co.	462	2,046
Mitsubishi Chemical Holdings Corp.	305,500	2,035
Sompo Japan Insurance Inc.	228,000	2,033
Nippon Oil Corp.	321,000	2,025
Kobe Steel Ltd.	687,000	1,981
Olympus Corp.	65,000	1,978
TDK Corp.	33,000	1,965
Aisin Seiki Co., Ltd.	51,600	1,946
Yamada Denki Co., Ltd.	22,260	1,941
Shizuoka Bank Ltd.	161,000	1,913
Ajinomoto Co., Inc.	183,000	1,864
Toppan Printing Co., Ltd.	157,000	1,836
Kubota Corp.	294,000	1,833
Konica Minolta Holdings, Inc.	131,500	1,809
Nitto Denko Corp.	42,500	1,807
Nidec Corp.	29,200	1,802
Rohm Co., Ltd.	27,200	1,700
Japan Steel Works Ltd.	97,513	1,679
SMC Corp.	15,300	1,625
Asahi Kasei Corp.	307,000	1,614
Kintetsu Corp.	448,190	1,605
Yamato Holdings Co., Ltd.	107,000	1,572
Kawasaki Kisen Kaisha Ltd.	160,000	1,571
Tokyu Corp.	301,000	1,536
Nippon Electric Glass Co., Ltd.	97,500	1,531
Shionogi & Co., Ltd.	84,000	1,445
Chiba Bank Ltd.	211,000	1,444
Electric Power Development Co., Ltd.	39,640	1,437
NTT Data Corp.	317	1,396
Hankyu Corp.	318,304	1,386
Ibiden Co., Ltd.	34,900	1,384
Daiwa House Industry Co., Ltd.	137,000	1,368
Nippon Mining Holdings Inc.	251,000	1,349
NGK Insulators Ltd.	75,000	1,342
Odakyu Electric Railway Co.	178,000	1,325
Nippon Express Co., Ltd.	229,000	1,325
Mitsui Trust Holding Inc.	217,100	1,323
Mitsubishi Materials Corp.	295,000	1,295
Credit Saison Co., Ltd.	45,400	1,274
Sekisui House Ltd.	135,859	1,269
Dentsu Inc.	549	1,261
Toyota Tsusho Corp.	58,293	1,252
Tobu Railway Co., Ltd.	233,000	1,250
Kuraray Co., Ltd.	102,000	1,226
Trend Micro Inc.	31,000	1,223
Fast Retailing Co., Ltd.	13,600	1,212
Suzuki Motor Corp.	47,400	1,206
Mitsui Chemicals, Inc.	179,000	1,200
Omron Corp.	57,900	1,200
Hokkaido Electric Power Co., Ltd.	50,900	1,187
Daito Trust Construction Co., Ltd.	22,400	1,156
Fukuoka Financial Group, Inc.	218,800	1,147
JS Group Corp.	74,312	1,126
Sojitz Holdings Corp.	333,700	1,117
OJI Paper Co., Ltd.	242,000	1,099
Rakuten, Inc.	1,805	1,087
Hirose Electric Co., Ltd.	9,600	1,086
Kurita Water Industries Ltd.	29,000	1,082
Advantest Corp.	41,000	1,076
Stanley Electric Co.	43,600	1,074
Teijin Ltd.	252,000	1,068
Sumitomo Realty & Development Co.	59,000	1,051
JSR Corp.	46,100	1,050
Showa Denko K.K.	305,000	1,030
Casio Computer Co.	68,600	1,019
Bank of Kyoto Ltd.	83,000	1,019
Takashimaya Co.	87,860	995
Makita Corp.	31,400	991
Yamaha Motor Co., Ltd.	52,500	976
Benesse Corp.	20,600	972
Matsushita Electric Works, Ltd.	93,000	965
Joyo Bank Ltd.	188,000	962
Hokuhoku Financial Group, Inc.	317,100	960
Seiko Epson Corp.	35,300	951
Sony Financial Holdings, Inc.	232	942
Sankyo Co., Ltd.	15,700	937
JGC Corp.	61,000	936
Keio Electric Railway Co., Ltd.	167,000	936
Sumitomo Heavy Industries Ltd.	142,000	926
Yamaha Corp.	47,900	925
Shinsei Bank, Ltd.	280,014	925
* Elpida Memory Inc.	27,300	921
* Sanyo Electric Co., Ltd.	425,000	905
Isuzu Motors Ltd.	179,000	900
JTEKT Corp.	54,100	893
Toyo Seikan Kaisha Ltd.	46,500	890
Konami Corp.	23,300	888
Marui Co., Ltd.	82,700	886
Nissin Food Products Co., Ltd.	26,000	877
NSK Ltd.	114,000	868
Tokyu Land Corp.	135,000	860
Keihin Electric Express Railway Co., Ltd.	125,000	853
Nomura Research Institute, Ltd.	32,100	845
Citizen Watch Co., Ltd.	98,400	840
Gunma Bank Ltd.	116,000	836
Namco Bandai Holdings Inc.	60,800	828
Lawson Inc.	18,500	822
* Mitsubishi Motors Corp.	494,000	817
Sekisui Chemical Co.	134,000	815
Kawasaki Heavy Industries Ltd.	358,000	804
Chugai Pharmaceutical Co., Ltd.	70,700	802
Yakult Honsha Co., Ltd.	25,700	800
Toho Co., Ltd.	34,000	798
Shimizu Corp.	172,000	797
Nisshin Steel Co.	228,000	797
Chugoku Electric Power Co., Ltd.	35,400	792
Toto Ltd.	83,000	790
Nippon Sheet Glass Co., Ltd.	175,000	785
Tanabe Seiyaku Co., Ltd.	67,000	785
NTN Corp.	114,000	785
The Hachijuni Bank Ltd.	121,600	779
The Suruga Bank, Ltd.	61,000	776
Ube Industries Ltd.	237,000	774
All Nippon Airways Co., Ltd.	175,000	773
Shimano, Inc.	16,300	758
Taisho Pharmaceutical Co.	38,000	756
Ohbayashi Corp.	177,000	750
Kajima Corp.	259,000	744
Uni-Charm Corp.	10,100	741
Mitsubishi Gas Chemical Co.	103,000	736
The Hiroshima Bank, Ltd.	149,200	726
Ono Pharmaceutical Co., Ltd.	14,800	723
Taisei Corp.	281,000	722
Kyowa Hakko Kogyo Co.	75,000	720
TonenGeneral Sekiyu K.K.	83,000	713
Amada Co., Ltd.	92,000	704
Oriental Land Co., Ltd.	11,900	700
* Japan Airlines System Co.	268,000	699
Fuji Electric Holdings Co., Ltd.	168,000	687
J. Front Retailing Co., Ltd.	106,200	685
Yokogawa Electric Corp.	66,700	678
Shikoku Electric Power	22,600	674
SBI Holdings, Inc.	2,784	674
* Jupiter Telecommunications Co., Ltd.	711	669
Nipponkoa Insurance Co., Ltd.	86,000	663
Susuken Co., Ltd.	16,060	663
Hitachi Construction Machinery Co.	26,000	659
Toyoda Gosei Co., Ltd.	17,200	654
Nippon Meat Packers, Inc.	44,000	653
Mitsumi Electric Co., Ltd.	20,300	647
Promise Co., Ltd.	22,317	645
THK Co., Inc.	37,100	644
NOK Corp.	31,200	643
Taiheiyo Cement Corp.	263,000	641
MEDICEO Holdings Co., Ltd.	35,100	640
FamilyMart Co., Ltd.	17,500	635
NGK Spark Plug Co.	48,000	628
Sapporo Hokuyo Holdings, Inc.	89	626
IHI Corp.	321,000	622
Tokyo Tatemono Co., Ltd.	93,000	618
Furukawa Electric Co.	188,000	613
Leopalace21 Corp.	37,800	613
77 Bank Ltd.	108,000	609
Isetan Co.	53,000	606
Mitsui Engineering & Shipbuilding Co., Ltd.	223,000	604
Yaskawa Electric Corp.	63,000	603
Sumco Corp.	27,060	597
Haseko Corp.	392,922	586
Nisshin Seifun Group Inc.	53,900	581
Showa Shell Sekiyu K.K.	56,800	579
Toyota Boshoku Corp.	19,100	577
AEON Mall Co., Ltd.	20,400	573
The Nishi-Nippon City Bank, Ltd.	211,000	559
Nippon Sanso Corp.	69,000	559
Kikkoman Corp.	44,000	547
Santen Pharmaceutical Co., Ltd.	23,100	539
Mazda Motor Corp.	150,000	537
Acom Co., Ltd.	20,070	535
Mitsui Mining & Smelting Co., Ltd.	168,000	533
Alfresa Holdings Corp.	6,700	532
Mitsubishi Rayon Co., Ltd.	161,000	520
Yamato Kogyo Co., Ltd.	12,700	518
Idemitsu Kosan Co. Ltd.	6,609	516
Ushio Inc.	27,100	513
Sapporo Holdings Ltd.	62,000	512
Kamigumi Co., Ltd.	64,000	512
Minebea Co., Ltd.	86,000	509
Hokuriku Electric Power Co.	21,300	504
Keisei Electric Railway Co., Ltd.	93,000	503
Alps Electric Co., Ltd.	50,000	501
Nitori Co., Ltd.	8,800	500
Mitsubishi Logistics Corp.	38,000	492
Hitachi Chemical Co., Ltd.	25,500	485
Dai-Nippon Ink & Chemicals, Inc.	153,000	484
Pioneer Corp.	47,600	478
Shinko Securities Co., Ltd.	162,000	476
Kaneka Corp.	75,000	474
Mitsukoshi, Ltd.	121,000	472
SBI E*Trade Securities Co., Ltd.	537	469
Hino Motors, Ltd.	69,000	460
Shimamura Co., Ltd.	5,300	456
Sumitomo Rubber Industries Ltd.	59,000	454
CSK Corp.	19,500	454
Asics Corp.	38,596	448
Hakuhodo DY Holdings Inc.	7,400	446
Dowa Mining Co., Ltd.	74,000	446
Chiyoda Corp.	48,000	439
Diamond Lease Co., Ltd.	12,550	439
Meiji Dairies Corp.	72,000	436
Canon Sales Co. Inc.	23,000	435
Aioi Insurance Co., Ltd.	77,000	432
Cosmo Oil Co., Ltd.	136,000	431
Onward Kashiyama Co., Ltd.	42,000	431
Oracle Corp. Japan	9,200	428
Okuma Corp.	39,373	427
Brother Industries Ltd.	40,700	423
Uny Co., Ltd.	44,000	422
Fujikura Ltd.	92,000	418
Coca-Cola West Japan Co., Ltd.	16,900	410
USS Co., Ltd.	5,870	409
Mabuchi Motor Co.	8,400	409
Tosoh Corp.	117,000	407
Daido Steel Co., Ltd.	78,000	406
Square Enix Co., Ltd.	11,500	404
Aozora Bank, Ltd.	134,000	401
Daihatsu Motor Co., Ltd.	33,000	399
Tokuyama Corp.	54,000	397
Aeon Credit Service Co. Ltd.	29,310	395
Tokai Rika Co., Ltd.	14,900	391
Fuji Heavy Industries Ltd.	89,000	377
Daicel Chemical Industries Ltd.	72,000	374
Nissan Chemical Industries, Ltd.	35,000	373
NHK Spring Co.	51,000	364
Denki Kagaku Kogyo K.K.	112,000	356
Kinden Corp.	37,000	355
Taiyo Yuden Co., Ltd.	36,000	354
JAFCO Co., Ltd.	10,500	353
Tokyo Steel Manufacturing Co.	25,500	350
Kansai Paint Co., Ltd.	53,000	348
Nisshinbo Industries, Inc.	36,000	338
Nomura Real Estate Holdings Inc.	19,900	334
Yamazaki Baking Co., Ltd.	35,000	334
Toyo Suisan Kaisha, Ltd.	22,000	331
Obic Co., Ltd.	1,800	321
Tokyo Broadcasting System, Inc.	13,100	316
Hitachi High-Technologies Corp.	18,351	307
Urban Corp.	70,200	304
Hitachi Metals Ltd.	20,000	298
Aoyama Trading Co., Ltd.	13,600	294
Otsuka Corp.	3,360	285
Ebara Corp.	92,000	283
Osaka Titanium Technologies Co.	4,514	282
Meiji Seika Kaisha Ltd.	54,000	276
Takefuji Corp.	12,310	261
Ito En, Ltd.	14,500	258
Matsui Securities Co., Ltd.	45,100	257
Hikari Tsushin, Inc.	8,500	252
Shinko Electric Industries Co., Ltd.	21,773	248
Shimachu Co.	8,000	242
Wacoal Corp.	16,000	238
Fuji Television Network, Inc.	158	234
Rinnai Corp.	6,800	224
Q.P. Corp.	21,400	222
* Oki Electric Industry Co. Ltd.	114,000	222
Glory Ltd.	10,300	220
Mizuho Trust & Banking Co., Ltd.	150,000	217
Nippon Shokubai Co., Ltd.	32,000	213
Nichirei Corp.	44,000	213
* K.K. DaVinci Advisors	265	206
Asatsu-DK Inc.	5,600	200
Itochu Techno-Science Corp.	6,600	200
House Foods Industry Corp.	13,300	198
* NEC Electronics Corp.	10,000	195
Daifuku Co., Ltd.	15,000	194
Toda Corp.	46,000	191
Seino Transportation Co., Ltd.	29,000	190
OSG Corp.	15,941	186
Hitachi Cable Ltd.	49,000	185
Sanwa Shutter Corp.	42,000	184
Kose Corp.	8,320	181
* Access Co., Ltd.	50	179
Circle K Sunkus Co., Ltd.	10,400	178
Nishimatsu Construction Co.	82,000	176
Nippon Light Metal Co.	114,000	173
ZEON Corp.	38,000	171
Nippon Kayaku Co., Ltd.	28,000	171
Ryohin Keikaku Co., Ltd.	2,900	169
Dai Nippon Pharmaceutical Co., Ltd.	18,000	166
Gunze Ltd.	38,000	161
Toho Titanium Co., Ltd.	6,222	161
Kokuyo Co., Ltd.	18,100	157
eAccess Ltd.	251	156
Fuji Soft ABC Inc.	8,100	152
EDION Corp.	16,314	151
Komori Corp.	7,000	147
Central Glass Co., Ltd.	36,000	142
Hankyu Department Stores, Inc.	21,000	141
Aderans Co. Ltd.	7,600	141
Comsys Holdings Corp.	16,000	140
Takara Holdings Inc.	20,000	139
Meitec Corp.	4,300	131
Okumura Corp.	21,000	107
Sumitomo Osaka Cement Co., Ltd.	45,000	105
Matsumotokiyoshi Holdings Co., Ltd.	4,500	98
Sanken Electric Co., Ltd.	16,000	94
Autobacs Seven Co., Ltd.	3,200	88
Round One Corp.	73	76
Nippon Paper Group, Inc.	26	62
Sega Sammy Holdings Inc.	4,588	49
* The Goodwill Group, Inc.	331	43
Tokyo Seimitsu Co., Ltd.	1,904	35
* Dowa Mining Co., Ltd. Rights Exp. 1/29/10	32,000	9

		666,242

Luxembourg (0.7%)
ArcelorMittal	245,977	20,118
Acergy SA	54,455	1,171
SES Global Fiduciary Depositary Receipts	36,959	781
* Millicom International Cellular S.A.	8,108	774

		22,844

Netherlands (3.0%)
ING Groep NV	498,530	18,638
Unilever NV	451,427	15,197
Koninklijke (Royal) Philips Electronics NV	302,432	11,577
Koninklijke KPN NV	489,532	8,264
Aegon NV	390,466	5,730
Akzo Nobel NV	71,082	5,703
Koninklijke Ahold NV	335,698	4,983
TNT NV	105,735	3,922
Heineken NV	66,157	3,842
Reed Elsevier NV	160,598	3,071
ASML Holding NV	110,854	2,733
European Aeronautic Defence and Space Co.	89,318	2,114
Wolters Kluwer NV	77,753	2,062
Koninklijke DSM NV	38,023	1,834
SBM Offshore NV	40,123	1,294
Fugro NV	16,107	1,252
Vedior NV	42,564	1,239
Corio NV	11,777	1,030
Heineken Holding NV	16,451	828
Randstad Holding NV	16,128	755
* TomTom NV	17,325	716
* Qiagen NV	24,135	499
Wereldhave NV	3,574	440
Corporate Express	23,655	275
Oce NV	13,047	222

		98,220

New Zealand (0.1%)
Telecom Corp. of New Zealand Ltd.	508,791	1,501
Fletcher Building Ltd.	145,040	957
Auckland International Airport Ltd.	309,657	556
Contact Energy Ltd.	70,565	443
Sky City Entertainment Group Ltd.	118,635	344
Fisher & Paykel Healthcare Corp. Ltd.	74,048	171
Fisher & Paykel Appliances Holdings Ltd.	80,210	148
Vector Ltd.	96,936	131
Sky Network Television Ltd.	31,369	118

		4,369

Norway (1.1%)
Statoil ASA	339,241	10,178
Telenor ASA	225,926	4,351
DnB NOR ASA	199,080	3,039
Yara International ASA	50,552	2,940
* Orkla ASA	223,789	2,847
Norsk Hydro ASA	190,090	2,785
SeaDrill Ltd.	73,259	1,973
* Renewable Energy Corp. AS	47,974	1,351
Petroleum Geo-Services ASA	46,720	1,160
* Aker Kvaerner ASA	47,305	1,084
Storebrand ASA	121,100	960
Prosafe ASA	54,705	862
Frontline Ltd.	9,010	412
* Det Norske Oljeselskap (DNO) ASA	181,183	326
* TGS Nopec Geophysical Co. ASA	20,344	296
* Ocean Rig ASA	32,390	249
Tandberg ASA	16,200	244
Schibsted ASA	7,830	235
Tomra Systems ASA	27,600	210
Stolt-Nielsen SA	9,947	208

		35,710

Portugal (0.4%)
Electricidade de Portugal SA	503,059	3,054
Portugal Telecom SGPS SA	216,499	2,516
Banco Comercial Portugues SA	508,682	1,657
Brisa-Auto Estradas de Portugal SA	84,445	1,209
Banco Espirito Santo SA	63,988	1,113
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS	56,073	665
Cimpor-Cimento de Portugal SA	57,245	519
Sonae SGPS SA	264,968	488
Banco BPI SA	79,949	423
* Jeronimo Martins, SGPS, SA	32,905	265
* Sonae Industria - SGPS SA	22,767	158

		12,067

Singapore (1.2%)
Singapore Telecommunications Ltd.	2,089,290	5,980
United Overseas Bank Ltd.	326,504	4,569
DBS Group Holdings Ltd.	306,082	4,031
Oversea-Chinese Banking Corp., Ltd.	670,300	3,973
Capitaland Ltd.	480,000	2,243
Keppel Corp., Ltd.	282,276	2,055
Singapore Airlines Ltd.	150,710	1,715
Singapore Press Holdings Ltd.	425,250	1,427
Singapore Exchange Ltd.	220,000	1,216
City Developments Ltd.	132,000	1,066
Fraser & Neave Ltd.	242,650	864
Singapore Technologies Engineering Ltd.	341,906	846
ComfortDelGro Corp. Ltd.	564,000	751
Sembcorp Industries Ltd.	225,660	673
SembCorp Marine Ltd.	221,600	622
Cosco Corp. Singapore Ltd.	207,000	562
Venture Corp. Ltd.	72,000	556
Jardine Cycle N Carriage Ltd.	35,037	502
United Overseas Land Ltd.	173,750	490
Noble Group Ltd.	301,000	486
Keppel Land Ltd.	105,000	427
Parkway Holdings Ltd.	166,200	391
Neptune Orient Lines Ltd.	140,000	334
* Wilmar International Ltd.	102,000	313
Yanlord Land Group Ltd.	188,000	293
Singapore Land Ltd.	53,000	264
Allgreen Properties Ltd.	278,681	251
Olam International Ltd.	152,000	240
Wing Tai Holdings Ltd.	137,000	220
Singapore Post Ltd.	260,000	218
SMRT Corp. Ltd.	136,000	181
Singapore Petroleum Co. Ltd.	35,000	173

		37,932

Spain (4.4%)
Banco Santander Central Hispano SA	1,635,793	32,588
Telefonica SA	1,123,656	32,285
Banco Bilbao Vizcaya Argentaria SA	979,260	21,534
Iberdrola SA	916,565	14,176
Repsol YPF SA	211,003	7,269
Banco Popular Espanol SA	231,366	4,194
Industria de Diseno Textil SA	55,538	3,083
ACS, Actividades de Contruccion y Servisios, SA	53,881	3,068
Abertis Infraestructuras SA	69,806	2,273
Gamesa Corporacion Tecnologica, SA	47,633	2,175
Union Fenosa SA	29,289	1,969
Gas Natural SDG SA	31,424	1,942
Acciona SA	7,190	1,925
Red Electrica de Espana SA	27,101	1,660
* Iberdrola Renovables	210,143	1,463
Banco de Sabadell SA	122,308	1,341
Grupo Ferrovial, SA	18,064	1,310
* Criteria Caixacorp SA	188,627	1,295
Acerinox SA	45,444	1,260
Enagas SA	41,610	1,243
Indra Sistemas, SA	27,972	806
Zardoya Otis SA	27,884	774
Cintra Concesiones de Infraestructuras de Transport SA	50,129	742
Fomento de Construc y Contra SA	11,106	732
Sacyr Vallehermoso SA	20,607	716
Corporacion Mapfre SA	137,446	690
Gestevision Telecinco SA	28,266	575
Iberia (Linea Aerea Espana)	124,480	542
Bankinter SA	30,321	481
* Sogecable SA	10,449	458
Promotora de Informaciones SA	29,279	441
Antena 3 Television	28,005	385
Zeltia SA	31,789	233

		145,628

Sweden (2.4%)
Nordea Bank AB	547,874	8,887
Hennes & Mauritz AB B Shares	123,996	7,633
Telefonaktiebolaget LM Ericsson AB Class B	3,886,615	7,625
TeliaSonera AB	579,897	4,655
Volvo AB B Shares	291,900	4,423
Sandvik AB	254,116	4,421
Svenska Handelsbanken AB A Shares	131,570	3,834
Skandinaviska Enskilda Banken AB A Shares	125,824	3,296
Atlas Copco AB - A Shares	182,014	3,112
* Svenska Cellulosa AB-B	145,430	2,652
SKF AB - B Shares	111,680	2,249
Volvo AB A Shares	131,660	1,962
Skanska AB B Shares	96,268	1,930
Scania AB - B Shares	91,986	1,928
Atlas Copco AB - B Shares	109,880	1,727
Tele2 AB B Shares	77,888	1,473
Alfa Laval AB	24,200	1,473
Swedish Match AB	66,731	1,457
SSAB Svenskt Stal AB Series A	50,589	1,425
Assa Abloy AB	77,200	1,402
Swedbank AB A Shares	46,300	1,299
Securitas AB B Shares	91,540	1,211
Electrolux AB Series B	73,236	1,206
Getinge AB B Shares	44,600	1,159
Modern Times Group AB B Shares	12,700	887
Husqvarna AB B Shares	71,536	862
* Lundin Petroleum AB	58,000	788
Boliden AB	71,429	762
Holmen AB	17,396	602
SSAB Svenskt Stal AB Series B	20,308	523
Oriflame Cosmetics SA	6,007	399
Castellum AB	26,128	319
* Fabege AB	29,100	311
Kungsleden AB	23,573	293
Trelleborg AB B Shares	14,420	288
D. Carnegie & Co. AB	13,500	227
* Nobia AB	25,360	219
Eniro AB	28,200	206
Wihlborgs Fastigheter AB	8,780	201
Axfood AB	5,400	192
Elekta AB B Shares	9,600	166
Securitas Systems AB B Shares	42,340	123
Billerud Aktiebolag	10,800	123
Hoganas AB B Shares	4,800	114

		80,044

Switzerland (7.2%)
Nestle SA (Registered)	102,882	51,425
Roche Holdings AG	183,775	34,636
Novartis AG (Registered)	606,606	31,127
UBS AG	539,488	15,709
ABB Ltd.	572,625	15,433
Credit Suisse Group (Registered)	274,479	13,976
Zurich Financial Services AG	38,050	11,994
Swiss Re (Registered)	92,419	8,079
Syngenta AG	27,619	8,069
Cie. Financiere Richemont AG	137,515	7,720
Holcim Ltd. (Registered)	54,903	5,767
Swiss Life Holding	9,650	2,684
Swatch Group AG (Bearer)	8,615	2,307
Swisscom AG	6,200	2,126
Synthes, Inc.	14,979	2,094
* Julius Baer Holding, Ltd.	27,448	2,026
Adecco SA (Registered)	33,269	1,922
SGS Societe Generale de Surveillance Holding SA (Registered)	1,173	1,689
Lonza AG (Registered)	12,696	1,684
Givaudan SA	1,649	1,631
Nobel Biocare Holding AG	6,713	1,563
* Geberit AG	9,863	1,470
Kuehne & Nagel International AG	13,484	1,352
* Actelion Ltd.	24,324	1,328
* Logitech International SA	42,571	1,080
Sonova Holding AG	11,629	1,071
Sulzer AG (Registered)	712	941
Schindler Holding AG (Bearer Participation Certificates)	12,462	934
Swatch Group AG (Registered)	15,332	787
* Lindt & Spruengli AG	203	674
CIBA Specialty Chemicals AG (Registered)	17,996	656
* OC Oerlikon Corp AG	1,612	568
Straumann Holding AG	1,896	542
PSP Swiss Property AG	7,553	510
Pargesa Holding SA	4,513	503
* EFG International	13,580	465
Rieter Holding AG	808	309
Kuoni Reisen Holding AG (Registered)	480	267
Kudelski SA	10,408	153
UBS AG (New York Shares)	1,482	43

		237,314

United Kingdom (21.6%)
HSBC Holdings PLC	3,095,923	51,002
BP PLC	4,922,684	49,875
Vodafone Group PLC	13,897,263	41,308
GlaxoSmithKline PLC	1,443,083	30,524
Rio Tinto PLC	260,699	27,093
Royal Dutch Shell PLC Class B	721,171	24,294
Anglo American PLC	345,392	20,703
BG Group PLC	879,409	20,377
Royal Bank of Scotland Group PLC	2,634,500	17,649
BHP Billiton PLC	589,701	17,369
Royal Dutch Shell PLC Class A (Amsterdam Shares)	497,267	17,150
Barclays PLC	1,731,880	15,624
Tesco PLC	2,046,415	15,423
Royal Dutch Shell PLC Class A	441,884	15,215
British American Tobacco PLC	394,794	14,828
AstraZeneca Group PLC	380,861	14,286
Diageo PLC	677,446	13,709
Lloyds TSB Group PLC	1,472,863	13,159
Xstrata PLC	164,597	11,528
Unilever PLC	338,676	11,455
HBOS PLC	976,367	10,862
National Grid Transco PLC	670,038	9,259
BT Group PLC	2,105,580	9,090
BAE Systems PLC	915,924	8,832
Reckitt Benckiser Group PLC	157,397	8,728
Prudential PLC	642,612	8,485
Aviva PLC	680,814	8,348
Imperial Tobacco Group PLC	176,378	8,122
Scottish & Southern Energy PLC	224,051	6,249
Standard Chartered PLC	182,602	6,244
Cadbury Schweppes PLC	547,292	6,033
Centrica PLC	955,655	5,662
SABMiller PLC	235,256	5,160
Man Group PLC	451,744	4,973
Legal & General Group PLC	1,695,314	4,254
Reuters Group PLC	340,207	3,916
Rolls-Royce Group PLC	483,515	3,873
Reed Elsevier PLC	295,983	3,770
Land Securities Group PLC	124,479	3,729
WPP Group PLC	299,578	3,577
British Energy Group PLC	267,078	3,461
Marks & Spencer Group PLC	447,687	3,445
Scottish & Newcastle PLC	216,779	3,398
British Sky Broadcasting Group PLC	305,576	3,379
United Utilities PLC	235,692	3,233
Smith & Nephew PLC	243,556	3,225
International Power PLC	403,390	3,190
Compass Group PLC	490,379	3,138
Old Mutual PLC	1,376,936	3,022
Pearson PLC	219,382	2,971
J. Sainsbury PLC	405,646	2,763
Standard Life PLC	562,197	2,748
British Land Co., PLC	138,829	2,529
Tullow Oil PLC	185,900	2,434
Johnson Matthey PLC	58,696	2,338
Capita Group PLC	166,176	2,239
Resolution PLC	160,507	2,181
Royal & Sun Alliance Insurance Group PLC	824,267	2,106
Experian Group Ltd.	279,605	2,038
Smiths Group PLC	107,007	1,998
Wolseley PLC	179,276	1,888
Cable and Wireless PLC	627,071	1,855
Severn Trent PLC	65,536	1,848
Carnival PLC	45,528	1,814
3i Group PLC	108,338	1,785
Hammerson PLC	80,532	1,781
Kingfisher PLC	668,370	1,757
Morrison Supermarkets PLC	305,805	1,667
ICAP PLC	142,323	1,608
* Eurasian Natural Resources Corp.	82,019	1,603
Tate & Lyle PLC	131,162	1,406
Shire PLC	71,489	1,384
Rexam PLC	162,843	1,379
Liberty International PLC	70,612	1,369
The Sage Group PLC	364,630	1,364
Group 4 Securicor PLC	296,560	1,341
Bunzl PLC	92,905	1,308
Next PLC	56,785	1,286
Cobham PLC	323,983	1,286
Friends Provident PLC	519,313	1,275
Persimmon PLC	81,757	1,242
FirstGroup PLC	110,901	1,241
Lonmin PLC	20,193	1,228
Amec PLC	84,744	1,217
GKN PLC	198,353	1,200
Segro PLC	117,391	1,183
ITV PLC	937,383	1,179
Home Retail Group	226,529	1,176
Burberry Group PLC	126,234	1,129
Serco Group PLC	123,424	1,112
InterContinental Hotels Group PLC	73,385	1,108
Whitbread PLC	45,905	1,064
Balfour Beatty PLC	110,866	1,038
Rentokil Initial PLC	527,201	1,019
Enterprise Inns PLC	125,861	1,003
London Stock Exchange PLC	40,677	976
Hays PLC	423,093	960
Tomkins PLC	269,060	955
Ladbrokes PLC	151,887	940
Meggitt PLC	169,511	928
LogicaCMG PLC	422,352	888
* Invensys PLC	197,312	880
Inchcape PLC	107,831	861
Kazakhmys PLC	26,619	844
Mitchells & Butlers PLC	116,907	797
Investec PLC	117,958	795
United Business Media PLC	73,139	785
William Hill PLC	102,672	767
Associated British Foods PLC	43,460	755
Daily Mail and General Trust PLC	87,456	751
Mondi PLC	89,297	741
Vedanta Resources PLC	17,521	730
Barratt Developments PLC	87,362	717
Punch Taverns PLC	66,272	709
IMI PLC	78,264	705
Antofagasta PLC	50,265	700
TUI Travel PLC	136,243	697
Thomas Cook Group PLC	120,718	696
* British Airways PLC	145,625	677
Signet Group PLC	533,773	654
Schroders PLC	34,609	644
National Express Group PLC	31,520	629
Travis Perkins PLC	29,416	626
Stagecoach Group PLC	129,059	620
ARM Holdings PLC	334,202	584
Carphone Warehouse PLC	100,585	570
Kesa Electricals PLC	133,781	549
Intertek Testing Services PLC	23,736	487
Alliance & Leicester PLC	43,832	451
The Berkeley Group Holdings PLC	20,155	446
Aggreko PLC	33,809	433
Trinity Mirror PLC	66,244	389
BP PLC ADR	6,270	380
* Charter PLC	22,397	378
Biffa PLC	54,062	374
Arriva PLC	27,388	373
Cookson Group PLC	27,730	366
Great Portland Estates PLC	34,288	361
De La Rue PLC Group	19,800	349
Cattles PLC	67,103	308
Taylor Wimpey PLC	81,373	303
Electrocomponents PLC	83,941	303
Close Brothers Group PLC	23,850	292
Tullett Prebon PLC	29,684	280
Premier Farnell PLC	78,464	278
Bovis Homes Group PLC	21,511	259
BBA Aviation PLC	67,632	202
The Davis Service Group PLC	20,506	201
SSL International PLC	20,805	187
Rank Group PLC	104,376	183
Yell Group PLC	57,753	176
Misys PLC	59,036	162
FKI PLC	114,485	158
* CSR PLC	23,258	150
* Galiform PLC	64,913	102
* PartyGaming PLC	233,050	96
WPP Group PLC ADR	740	44

		708,317

Total Common Stocks
(Cost $2,800,730)		3,289,342

Temporary Cash Investment (0.3%)

1 Vanguard Market Liquidity Fund, 2.800%
(Cost $10,562)	10,562,204	10,562

Total Investments (100.4%)
(Cost $2,811,292)		3,299,904

Other Assets and Liabilities-Net (-0.4%)		(13,900)

Net Assets (100%)		3,286,004

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. ADR — American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

At March 31, 2008, the cost of investment securities for tax purposes was $2,811,292,000. Net unrealized appreciation of investment securities for tax purposes was $488,612,000, consisting of unrealized gains of $602,822,000 on securities that had risen in value since their purchase and $114,210,000 in unrealized losses on securities that had fallen in value since their purchase.

ForeignCurrency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 (“FAS 157), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels:

Level 1 — quoted prices in active markets for identical securities.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table sumamrizes the inputs used to value the fund’s net assets as of March 31, 2008:

Valuation Inputs	Investments in Securities ($000)

Level 1- Quoted Prices	16,332

Level 2- Other Significant Observable Inputs	3,283,572

Level 3- Significant Unobservable Inputs	-

Total	3,299,904

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TAX-MANAGED FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 13, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TAX-MANAGED FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 13, 2008

VANGUARD TAX-MANAGED FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	May 13, 2008

*By Power of Attorney, Filed on January 18, 2008, See File Number 2-29601. Incorporated by Reference.